File No. 33-8746
                                                                ICA No. 811-4840
    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 28, 1996

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 14

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 16


                              THE TOCQUEVILLE TRUST
               (Exact Name of Registrant as Specified in Charter)

                                  1675 Broadway
                            New York, New York 10018

               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 698-0800

                               Francois D. Sicart
                                    President
                              The Tocqueville Trust
                                  1675 Broadway
                            New York, New York 10018
                     (Name and Address of Agent for Service)

                                   Copies to:
                          Susan J. Penry-Williams, Esq.
                Kramer, Levin, Naftalis, Nessen, Kamin & Frankel
                                919 Third Avenue
                            New York, New York 10022

  It is proposed that this filing will become effective (check appropriate box)
                  (x )     immediately upon filing pursuant to paragraph (b)
                  (  )     on (date) pursuant to paragraph (b)
                  (  )     60 days after filing pursuant to paragraph (a)(1)
                  (  )     on (date) pursuant to paragraph (a)(1)
                  (  )     75 days after filing pursuant to paragraph (a)(2)
                  (  )     on (date) pursuant to paragraph (a)(2) of rule 485.
  If appropriate, check the following box:
                  (  )     this  post-effective   amendment   designates  a  new
  effective date for a previously filed post-effective amendment.

Indefinite number of Shares registered under Rule 24f-2 by filing of initial registration statement, effective January 7, 1987. Pursuant to paragraph (b)(1) of Rule 24f-2, Registrant filed on December 26, 1995 a Rule 24f-2 Notice for the fiscal year ended October 31, 1995.

                              THE TOCQUEVILLE TRUST
                       Registration Statement on Form N-1A
                              CROSS REFERENCE SHEET
                              The Tocqueville Fund
                        The Tocqueville Asia-Pacific Fund
                           The Tocqueville Europe Fund
                      The Tocqueville Small Cap Value Fund
                         The Tocqueville Government Fund

Form N-1A
Item Number

Part A                Prospectus Caption

1.                    Cover Page
2.                    Highlights; Fee Table
3.                    Selected Financial Information
4.                    Organization and Description of Shares of the Trust;
                      Investment Objective, Policy and Risks; Additional
                      Investment Policies and Risks
5.(a)(b)(c)           Investment Advisor and Investment Advisory Agreement(s)
  (d)                 Distribution Plans
  (e)                 Custodian, Transfer Agent and Dividend Paying Agent
  (f)                 Investment Advisor and Investment Advisory Agreement(s)
  (g)                 Brokerage Allocation
5A                    Performance Calculation
6.(a)                 Organization and Description of Shares of the Trust
  (b)                 Investment Advisor and Investment Advisory Agreement(s)
  (c)                 Organization and Description of Shares of the Trust
  (d)                 Purchase of Shares; Redemption of Shares
  (e)                 Cover Page
  (f)(g)              Dividend Distribution and Tax Matters
7.(a)(b)              Purchase of Shares
  (c)                 Purchase of Shares
  (d)                 Purchase of Shares
  (e)                 *
  (f)                 Distribution Plan
8.                    Redemption of Shares
9.                    *


Part B                Statement of Additional Information Caption

10.                   Cover Page
11.                   Table of Contents
12.                   *
13.                   Investment Objective, Policy and Risks; Investment
                      Restrictions
14.                   Management
15.                   General Information

16.(a)(b)             Investment Advisor and Investment Advisory
                      Agreements
   (c)                *
   (d)                *
   (e)                *
   (f)                Distribution Plans
   (g)                *
   (h)                See Prospectus
   (i)                *
17.(a)                Portfolio Transactions and Brokerage
   (b)                *
   (c)                Portfolio Transactions and Brokerage
   (d)                *
   (e)                *
18.                   General Information
19.(a)                Purchase and Redemption of Shares
   (b)                Computation of Net Asset Value
   (c)                *
20.                   Tax Matters
21.                   Distribution Plans
22.                   Performance Calculation
23.                   Financial Statements

Part C                Information required to be included in Part C is set forth
------                under the appropriate Item, so numbered, in Part C to this
                      Registration Statement.









--------------------------

*  Not Applicable

PROSPECTUS


                              THE TOCQUEVILLE TRUST

                              THE TOCQUEVILLE FUND
                      THE TOCQUEVILLE SMALL CAP VALUE FUND
                        THE TOCQUEVILLE ASIA-PACIFIC FUND
                           THE TOCQUEVILLE EUROPE FUND
                         THE TOCQUEVILLE GOVERNMENT FUND

      The Tocqueville Trust (the "Trust") is a Massachusetts business trust consisting of five separate funds (each, a "Fund," and collectively, the "Funds"). Each Fund of the Trust is an open-end, diversified management investment company with the following investment objective:

         THE TOCQUEVILLE FUND - This Fund's investment objective is long-term capital appreciation primarily through investments in securities of United States issuers. There is minimal emphasis on current income.

         THE TOCQUEVILLE SMALL CAP VALUE FUND - This Fund's investment objective is long-term capital appreciation primarily through investments in securities of small capitalization United States issuers. For purposes of this prospectus, a small capitalization issuer is a company with market capitalization of less than $1 billion. There is minimal emphasis on current income.

         THE TOCQUEVILLE ASIA-PACIFIC FUND - This Fund's investment objective is long-term capital appreciation consistent with preservation of capital primarily through investments in securities of issuers located in Asia and the Pacific Basin.

         THE TOCQUEVILLE EUROPE FUND - This Fund's investment objective is long-term capital appreciation consistent with preservation of capital primarily through investments in securities of issuers located in Europe.

         THE TOCQUEVILLE GOVERNMENT FUND - This Fund's investment objective is to provide high current income consistent with the maintenance of principal and liquidity through investments in obligations issued or guaranteed by the U.S. Treasury, agencies of the U.S. Government or instrumentalities that have been established or sponsored by the U.S. Government.

         Tocqueville Asset Management L.P. provides each Fund with investment advisory and certain administrative services.


         This Prospectus sets forth concisely the information that a prospective investor should know before investing in shares of each Fund and should be read and retained for future reference. A Statement of Additional Information, dated February 28, 1996, containing additional information about each Fund has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained without charge by calling (800) 697-3863 or writing the Trust at 1675 Broadway, New York, N.Y. 10019.


                           ---------------------------

         INVESTMENTS IN THE FUNDS ARE SUBJECT TO RISK--INCLUDING POSSIBLE LOSS OF PRINCIPAL--AND WILL FLUCTUATE IN VALUE. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY A BANK AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                          ---------------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
       AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
          THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
          THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTA-
                   TION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                           ---------------------------


                   The date of this Prospectus is February 28, 1996.


                                TABLE OF CONTENTS

                                                  Page
Highlights.........................................2         Reduced Initial Sales Charges..................28
Fee Table..........................................5         Methods of Payment.............................29
Selected Financial Information.....................9      Redemption of Shares..............................29
Performance Calculation...........................15         Contingent Deferred Sales Charges..............30
Investment Objective,  Policies and Risks.......  18      Shareholder Privileges............................31
Additional Investment Policies and                        Dividends, Distributions and Tax Matters..........31
   Risk Considerations..........................   0      Organization and Description of Shares of
Investment Advisor and Investment Advisory                   the Trust......................................33
   Agreements.....................................23      Custodian, Transfer Agent and Dividend
Distribution Plans................................23         Paying Agent...................................33
Administrative Services  Agreements.............  24      Counsel and Independent Accountants...............33
Brokerage Allocation..............................24      Shareholder Inquiries.............................33
Purchase of Shares................................24      Other Information.................................34
   Initial Sales Charges..........................26
   Purchases at Net Asset Value...................27


                           ---------------------------


                                   HIGHLIGHTS

WHAT IS THE TOCQUEVILLE TRUST?

         The Tocqueville Trust, a business trust formed under the laws of the Commonwealth of Massachusetts, is currently comprised of five series. The Tocqueville Fund, The Tocqueville Small Cap Value Fund, The Tocqueville Asia-Pacific Fund, The Tocqueville Europe Fund and The Tocqueville Government Fund are each open-end, diversified management investment companies, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund offers two classes of shares which may be purchased at a price equal to the next determined net asset value per share plus a charge which, at the election of the purchaser, may be imposed (i) at the time of purchase (the "Class A shares"), or
(ii) on a deferred basis (the "Class B shares"). As open-end investment companies, the Funds have an obligation to redeem their respective shares held by an investor at the net asset value of the shares next determined after receipt of a redemption request in proper form. (See "Organization and Description of Shares of the Trust.")

WHAT IS THE TOCQUEVILLE FUND AND HOW IS ITS INVESTMENT OBJECTIVE ACHIEVED?


         The Tocqueville Fund is an open-end, diversified management investment company whose investment objective is long-term capital appreciation primarily through investments in securities of United States issuers. The Fund will invest in common stocks of companies that are considered by its investment advisor to be out of favor and undervalued in relation to their potential growth or earning power. The Fund does not intend to engage on an ongoing basis in short-term trading. (See "Investment Objective, Policies and Risks.")

WHAT IS THE TOCQUEVILLE SMALL CAP VALUE FUND AND HOW IS ITS INVESTMENT OBJECTIVE ACHIEVED?

         The Tocqueville Small Cap Value Fund is an open-end, diversified management investment company whose investment objective is long-term capital appreciation primarily through investments in securities of small capitalization United States issuers. The Fund will invest substantially all and normally no less than 65% of its total assets in a diversified portfolio consisting of common stocks of small capitalization United States companies that are considered by the Investment Advisor to be strong proprietary businesses, to be either out of favor or less well known in the financial community, or to be undervalued in relation to either their potential long-term growth or earning power. The Fund does not intend to engage on an ongoing basis in short-term trading. A small capitalization issuer is a company with market capitalization of less than $1 billion. (See "Investment Objective, Policies and Risks.")

WHAT IS THE TOCQUEVILLE ASIA-PACIFIC FUND AND HOW IS ITS INVESTMENT OBJECTIVE ACHIEVED?


         The Tocqueville Asia-Pacific Fund is an open-end, diversified management investment company which seeks long-term capital appreciation consistent with preservation of capital primarily through investments in securities of issuers located in Asia and the Pacific Basin. The Fund will invest at least 65% of its total assets in securities of issuers located in Asia and the Pacific Basin, including common stock, investment grade debt convertible into common stock, depository receipts for these securities and warrants. (See "Investment Objective, Policies and Risks.")


WHAT  IS THE  TOCQUEVILLE  EUROPE  FUND  AND  HOW IS  ITS  INVESTMENT  OBJECTIVE
ACHIEVED?


         The Tocqueville Europe Fund is an open-end, diversified management investment company which seeks long-term capital appreciation consistent with preservation of capital primarily through investments in securities of issuers located in Europe. The Fund will invest at least 65% of its total assets in securities of issuers located in Europe, including common stock, investment grade debt convertible into common stock, depository receipts for these securities and warrants. (See "Investment Objective, Policies and Risks.")


WHAT IS THE TOCQUEVILLE GOVERNMENT FUND AND HOW IS ITS INVESTMENT OBJECTIVE ACHIEVED?

         The Tocqueville Government Fund is an open-end, diversified management investment company whose investment objective is to provide high current income consistent with the maintenance of principal and liquidity through investments in obligations issued or guaranteed by the U.S. Treasury, agencies of the U.S. Government or instrumentalities that have been established or sponsored by the U.S. Government.

         The Fund will invest at least 85% of its assets in short and intermediate-term securities backed by the full faith and credit of the U.S. Government. Also, at least 65% of the Fund's assets will be invested in U.S. Treasury bills, notes and bonds. The dollar-weighted average maturity of the Fund is expected to range from 0 to 12 years.

         The balance of the Fund's assets may be invested in obligations issued or guaranteed by the U.S. Treasury, agencies of the U.S. Government or instrumentalities that have been established or sponsored by the U.S.
Government, as well as in repurchase agreements collateralized by such securities. The Fund may also invest in bond (interest rate) futures and options to a limited extent. (See "Investment Objective, Policies and Risks.")

WHO MANAGES THE FUNDS?


         Tocqueville Asset Management L.P. (the "Investment Advisor") serves as each Fund's investment advisor pursuant to an Investment Advisory Agreement. Under terms of each Agreement, the Investment Advisor supervises all aspects of a Fund's operations and provides investment advisory services. As compensation, the Investment Advisor receives a fee based on each Fund's average daily net assets. The Investment Advisor also is engaged in the business of acting as investment advisor to private accounts with combined assets of approximately $500 million. (See "Investment Advisor and Investment Advisory Contracts.")


DISTRIBUTION PLANS

         Each Fund has adopted a distribution plan for Class A shares and a distribution plan for Class B shares. The Class A Plan provides that a Fund may incur distribution expenses related to the sale of Class A shares of up to .25% per annum of the Fund's average daily net assets. The Class B Plan provides that a Fund may incur distribution expenses related to the sale of Class B shares of up to .75% per annum of the Fund's average daily net assets. (See "Distribution Plans").

SPECIAL RISK CONSIDERATIONS

         An investor should be aware that there are risks associated with certain investment techniques and strategies employed by the Funds, including those relating to investments in foreign securities and option transactions. In addition, an investor in The Tocqueville Small Cap Value Fund should be aware that investments in small capitalization issuers may be more volatile than investments in issuers with market capitalization greater than $1 billion due to the lack of diversification in the business activities, and corresponding greater susceptibility to changes in the business cycle of small capitalization issuers. An investor in The Tocqueville Government Fund should be aware that the net asset value of the Fund will fluctuate as general levels of interest rates fluctuate. When interest rates decline, the net asset value of the Fund can be expected to rise, and, conversely, when interest rates rise, the net asset value of the Fund can be expected to fall. (See "Investment Objective, Policies and Risks" and "Additional Investment Policies and Risk Considerations.")


         Each class of shares of a Fund not only imposes the sales charge at a different time, but also has differing levels of sales charges and other expenses, which may affect performance. (See "Fee Table" and "Purchase of Shares.")

                                                     FEE TABLE

                                             CLASS A                CLASS A                CLASS B               CLASS B
                                         TOCQUEVILLE FUND       SMALL CAP FUND         TOCQUEVILLE FUND       SMALL CAP FUND
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load on Purchases
(as a % of offering price).............      4.00%                4.00%                None                    None
  Deferred Sales Charge (as a percentage
  of original purchase price or
  redemption proceeds, as applicable)          None                 None                5.00%*                   5.00%*
 ANNUAL FUND OPERATING EXPENSES:
  (as a % of average net assets)
  Management Fee.....................           .75%                 .75%                .75%                     .75%
  12b-1 Fee+.........................           .25%                 .25%***             .75%                     .75%***
  Other Expenses (after    fee waivers)         .54%++              1.80%++              .54%++                  1.80%++
                                                ------             -------               ------                  ------
Total Operating Expenses (after  fee
   waivers)..........................          1.54%+++            2.80%+++             2.04%+++                 3.30%+++

                                             CLASS A                CLASS A                CLASS B               CLASS B
                                        ASIA-PACIFIC FUND         EUROPE FUND         ASIA-PACIFIC FUND        EUROPE FUND
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load on Purchases
  (as a % of offering price).........          4.00%               4.00%                None                     None
  Deferred Sales Charge (as a percentage
  of original purchase price or
  redemption proceeds, as applicable)          None                None                 5.00%*                   5.00%*
 ANNUAL FUND OPERATING EXPENSES:
(as      a % of average net assets)
   Management Fee (after fee
  waivers)...........................          .00%**               .00%**               .00%**                   .00%**
  12b-1 Fees (after fee waivers)+....          .00%***              .00%***              .00%***                  .00%***
  Other Expenses (after fee waivers).         3.55%++              4.43%++              3.55%++                  4.43%++
                                             -------              -------               -------                  ------
Total Operating Expenses (after fee
  waivers)...........................         3.55%+++             4.43%+++             3.55%+++                 4.43%+++



                                                                          CLASS A            CLASS B
                                                                         GOV'T FUND         GOV'T FUND
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load (as a % of offering price)...............               4.00%             None
  Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable).........................               None              5.00%*
ANNUAL FUND OPERATING EXPENSES:
  (as a % of average net assets)
  Management Fee .............................................                .50%              .50%
   12b-1 Fee+.................................................                .25%              .75%
  Other Expenses (after   fee waivers)........................                .50%++            .50%++
                                                                             ------            ------
 Total Operating Expenses (after   fee waivers)...............               1.25%             1.75%



------------------


* The maximum 5% contingent deferred sales charge on Class B shares is applied to redemptions during the first year after purchase; the charge declines to 4% for redemptions during the second and third year after purchase, to 3% for redemptions during the fourth and fifth year after purchase, to 2% for redemptions during the sixth year after purchase, thereafter reaching zero after six years.

** With regard to The Tocqueville Asia-Pacific Fund and Europe Fund, the management fee of 1.00% on the first $50 million of the average daily net assets is currently being waived.

***  The Rule 12b-1 fees of up to .25% for Class A shares and .75% for Class
     B shares are currently being paid by the Advisor without charge to the Fund. Under the Fund's Distribution Plan, the Advisor is permitted to carry forward expenses not reimbursed by the distribution fee to subsequent fiscal years for submission by the Fund for payment, subject to the continuation of the Plan. Such amounts are not recognized in the Fund's financial statements as expenses and liabilities, since the Distribution Plan can be terminated on an annual basis without further liability to the Fund.

+ The rule 12b-1 fee may represent the equivalent of an annual asset-based sales charge to an investor. As a result of distribution fees, a long-term shareholder in the Funds may pay more than the economic equivalent of the maximum front-end sales charge permitted by the Rules of the National Association of Securities Dealers, Inc.

 ++ These expenses include legal fees, accounting fees, transfer agent, custodial fees and the administrative services fee. The administrative services fee is accrued at an annual rate equal to .15% of average daily net assets.

+++ At this point, expenses as a percentage of average net assets are significantly higher than those incurred by comparable investment companies. However, in the event that the Fund's assets continue to grow and attain an industry wide average size, then such expenses as a percentage of average net assets would decrease to the industry median.

                                                         1 Year               3 Years           5 Years            10 Years
                                                    ---------------      ---------------       -----------      -------------
   EXAMPLE FOR THE TOCQUEVILLE FUND               Class A   Class B       Class A  Class B   Class A Class B   Class A  Class B
   --------------------------------               -------  -------        -------  -------   ------- -------   -------  -------

You would pay the following expenses on a $1000
   investment, assuming (1) 5% annual return and
   (2) redemption at the end of each time period:   $55     $61            $87      $ 94       $121   $130      $216     $237
You would pay the following expenses on the
   same investment, assuming no redemption:....     $55     $21            $87      $ 64       $121   $110      $216     $237

                                                         1 Year               3 Years           5 Years            10 Years
                                                    ---------------      ---------------       -----------      -------------
EXAMPLE FOR THE TOCQUEVILLE SMALL CAP VALUE FUND    Class A  Class B       Class A  Class B   Class A Class B   Class A  Class B
------------------------------------------------    -------  -------       -------  -------   ------- -------   -------  -------

You would pay the following expenses on a $1000
   investment, assuming (1) 5% annual return and
   (2) redemption at the end of each time period:   $67       $73            $123    $132        $182  $192      $340      $359
You would pay the following expenses on the
   same investment, assuming no redemption:....     $67       $33            $123    $102        $182  $172      $340      $359

                                                         1 Year               3 Years           5 Years            10 Years
                                                    ---------------      ---------------       -----------      -------------
                                                    Class A  Class B       Class A  Class B   Class A Class B   Class A  Class B
   EXAMPLE FOR THE TOCQUEVILLE ASIA-PACIFIC FUND    -------  -------       -------  -------   ------- -------   -------  -------
   ---------------------------------------------

You would pay the following expenses on a $1000
   investment, assuming (1) 5% annual return and
   (2) redemption at the end of each time period:   $74        $76          $144     $139     $217     $204     $407     $382
You would pay the following expenses on the
   same investment, assuming no redemption:....     $74        $36          $144     $109     $217     $184     $407     $382


                                                         1 Year               3 Years           5 Years            10 Years
                                                    ---------------      ---------------      -----------       -------------
   EXAMPLE FOR THE TOCQUEVILLE EUROPE FUND         Class A  Class B       Class A  Class B   Class A Class B   Class A  Class B
   ---------------------------------------         -------  -------       -------  -------   ------- -------   -------  -------

You would pay the following expenses on a $1000
   investment, assuming (1) 5% annual return and
   (2) redemption at the end of each time period:   $83        $84          $169      $164     $256    $245       $478    $456
You would pay the following expenses on the
   same investment, assuming no redemption:....     $83        $44          $169      $134     $256    $225       $478    $456


                                                         1 Year               3 Years           5 Years            10 Years
                                                    ---------------      ---------------      -----------       -------------
   EXAMPLE FOR THE TOCQUEVILLE GOVERNMENT FUND     Class A  Class B       Class A  Class B   Class A Class B   Class A  Class B
   -------------------------------------------     -------  -------      -------  -------    ------- -------   -------  -------

You would pay the following expenses on a $1000
   investment, assuming (1) 5% annual return and
   (2) redemption at the end of each time period:   $52        $58          $78      $85       $106    $115       $185    $206
You would pay the following expenses on the
   same investment, assuming no redemption:....     $52        $18          $78      $55       $106    $ 95       $185    $206



         The purpose of the expense summary provided above is to assist investors in understanding the various costs and expenses that a shareholder in a Fund will bear directly or indirectly. The "Annual Fund Operating Expenses" summary shows the management fee, Rule 12b-1 fee, and other operating expenses incurred by each Fund. "Other Expenses" for the Class A shares of The Tocqueville Government Fund and the Class B shares for The Tocqueville Fund, The Tocqueville Small Cap Value Fund, The Tocqueville Asia-Pacific Fund, The Tocqueville Europe Fund, and The Tocqueville Government Fund are based on estimated amounts for the current fiscal year. If the administrative services fee had not been waived, then total operating expenses for The Tocqueville Fund would have been 1.69% for Class A shares and 2.19% for Class B shares. If the administrative services fee had not been waived, total operating expenses for The Tocqueville Small Cap Value Fund would have been 2.95% for Class A shares and 3.45% for Class B shares. If the management fee and administrative services fee had not been waived and the Rule 12b-1 expenses had not been paid by the Investment Advisor, total operating expenses would have been 2.40% for Class A shares and 4.72% for Class B shares of The Tocqueville Europe Fund and 4.22% for Class A shares and 4.72% for Class B shares of The Tocqueville Asia-Pacific Fund. If the management fee and administrative services fee had not been waived, then total operating expenses for The Tocqueville Government Fund would have been 1.40% for Class A shares and 1.90% for Class B shares. The "Example" set forth above assumes all dividends and other distributions are reinvested and that the percentages under "Annual Fund Operating Expenses" remain the same in the years shown. The Class A shares example includes the initial sales charge and the Class B shares example includes the contingent deferred sales charge. The expenses you pay would increase if the administrative services fee waivers are removed.


         THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                         SELECTED FINANCIAL INFORMATION

         The following is selected, audited, financial information relating to the Class A shares and Class B shares of the Funds. The financial statements related thereto and the independent accountants' unqualified reports thereon are incorporated by reference in the Statement of Additional Information.




                                            THE TOCQUEVILLE FUND--CLASS A SHARES

                                                                         YEAR ENDED OCTOBER 31,
                                           ---------------------------------------------------------------------------

                                             1995     1994      1993     1992     1991     1990     1989      1988    1987**
                                             ----     ----      ----     ----     ----     ----     ----      ----    ------
Per share operating performance (For a share outstanding
  throughout the period)
Net asset value, beginning of period...     $13.74  $13.67   $11.83   $11.33   $10.21   $11.33    $9.98    $8.63    $10.00
                                           --------  ------   ------   ------   ------  ------    -----    -----    ------
  Income (loss) from investment operations:
  Net investment income (loss).........      0.15(a)  0.12     0.11      0.17     0.33     0.56     0.33     0.08(a)   0.00(a)
  Net realized and unrealized gain (loss)    1.70     0.88     2.55      1.33     1.41    (0.90)    1.29     1.68     (1.37)
                                             -----    ----     ----      ----     ----    ------    ----     ----     ------
  Total from investment operations.....      1.85     1.00     2.66      1.50     1.74    (0.34)    1.62     1.76     (1.37)
                                             -----    ----     ----      ----     ----    ------    ----     ----     ------
  Less distributions:
  Dividends from net investment income.     (0.11)   (0.14)   (0.16)    (0.36)   (0.51)   (0.37)   (0.06)   (0.02)      .00
  Distributions from net realized gains     (1.41)   (0.79)   (0.66)   (0 .64)   (0.11)   (0.41)   (0.21)   (0.39)      .00
                                             -----   ------   ------   -------   ------   ------   ------   ------      ---
    Total   Distributions..............     (1.21)  (0 .93)   (0.82)    (1.00)   (0.62)   (0.78)   (0.27)   (0.41)      .00
                                             ----   -------   ------    ------   ------   ------   ------   ------      ---
Change in net asset value for the period     0.33     0.07     1.84      0.50     1.12    (1.12)    1.35     1.35     (1.37)
                                           ------     ----     ----      ----     ----    ------    ----     ----     ------
Net asset value, end of period.........    $14.07   $13.74    $13.67   $11.83   $11.33   $10.21   $11.33    $9.98     $8.63
                                           ======== ======    ======   ======   ======   ======   ======    =====     =====
Total   Return (b).....................     16.07     7.7%    23.7%     14.9%    17.7%    (3.4)%   16.7%    21.1%    (13.70)%
Ratios/supplemental data                   $33,438
  Net assets, end of period (000)......            $29,140  $27,745   $19,496  $17,388 $13,377   $17,014  $15,515     $9,477
Ratio to average net assets of
  Expenses.............................      1.54%  1.54%     1.56%    1.74%    1.96%     1.61%    1.70%   2.09%(a)    2.50%(a)*
Ratio to average net assets of
Net investment income..................      1.07%  0.87%     0.96%    1.44%    3.38%     4.71%    2.86%   0.85%(a)  (0.03)%(a) *
Portfolio turnover rate................      47%     52%      64%       89%      97%       125%      34%      65%       73%


---------------------------

(a) Net of fees waived amounting to 0.02%, 0.61% and 0.16% of average net assets, for the periods ended October 31, 1995, 1988 and 1987, respectively.
(b) Does not include maximum sales load of 4%.
  * Annualized.

**  From commencement of operations, January 13, 1987.


                              THE TOCQUEVILLE FUND--CLASS B SHARES


                               AUGUST 14, 1995 TO OCTOBER 31, 1995



Per share operating performance (For a share outstanding throughout the period)

Net asset value, beginning of period...      $14.68
   Income (loss) from investment operations:     --
  Net investment income (loss).........
  Net realized and unrealized gain (loss)    (0.67)
                                             ------
  Total from investment operations.....      (0.67)
                                             ------
  Less distributions:
  Dividends from net investment income.          --
  Distributions from net realized gains          --
    Total distributions................          --
Change in net asset value for the period     (0.67)
                                            -------
Net asset value, end of period.........      $14.01
                                             ======
Total return  (c)......................      (4.56)2

 Ratios/supplemental data

  Net assets, end of period (000)......       $1.91
Ratio to average net assets of
  Expenses.............................          --
Ratio to average net assets of
Net investment income..................          --
Portfolio turnover rate................          --



---------------------------

(c) Does not include contingent deferred sales charge.  Not annualized.



                                   THE TOCQUEVILLE SMALL CAP VALUE FUND -- CLASS A SHARES


                                                                                               PERIOD FROM
                                                                         YEAR ENDED          AUGUST 1, 1994
                                                                      OCTOBER 31, 1995     TO OCTOBER 31, 1994

Per share operating performance (For a share outstanding
  throughout the period)
Net asset value, beginning of period..................................   $10.22                 $ 10.00
                                                                        --------               ---------

  Income (loss) from investment operations:
  Net investment income (loss) .......................................  (0.05)(a)                  0.02(a)
  Net realized and unrealized gain  (loss)............................     1.96                    0.20
                                                                       --------                ---------
  Total from investment operations ...................................     1.91                    0.22
                                                                       --------               -----------

  Less Distributions:
  Dividends from net investment income................................  (0.03)                     0.00
  Distributions from net realized gains ..............................  (0.19)                     0.00
                                                                        ------                  --------
     Total Distributions  ............................................  (0.22)                     0.00
                                                                      ----------                --------

Change in net asset value for the period ............................. 1.69                        0.22
                                                                       ---------                  ------
 Net asset value, end of period.......................................$11.91                    $ 10.22
                                                                      ==========                 =======

Total Return  (b)..................................................... 19.22%                      2.20%
Ratios/supplemental data
  Net assets, end of period (000)..................................... $9,383                    $ 6,755
Ratio to average net assets of
 Expenses............................................................
                                                                        2.50%(a)                   2.08%*(a)
Ratio to average net assets of
Net investment income................................................. (0.53)%                     0.85%*
Portfolio turnover rate...............................................  87.91%                     9.40%




-------------------

(a) Net of fees waived amounting to 0.33% and 0.75% of average net assets for the periods ended October 31, 1995, and 1994, respectively.

(b)  Does not include maximum sales load of 4%.

 *   Annualized.

             THE TOCQUEVILLE SMALL CAP VALUE FUND -- CLASS B SHARES



                                                                PERIOD FROM
                                                              AUGUST 14, 1995
                                                            TO OCTOBER 31, 1995

Per share operating performance (For a share outstanding
  throughout the period)
Net asset value, beginning of period.........................       $12.35
                                                                    ------

   Income (loss) from investment operations:
  Net investment income (loss)...............................         --
  Net realized and unrealized gain  (loss)...................        (0.48)
                                                                     ------
  Total from investment operations...........................        (0.48)
                                                                     ------

  Less   Distributions:
  Dividends from net investment income.......................         --
  Distributions from net realized gains......................         --
    Total    distributions...................................         --
Change in net asset value for the period.....................        (0.48)
                                                                     ------
Net asset value, end of period...............................       $11.87
                                                                    ======

Total Return  (a)............................................        (3.89%)
Ratios/supplemental data
  Net assets, end of period..................................         $192
Ratio to average net assets of
  Expenses...................................................         --
Ratio to average net assets of
Net investment income........................................         --
Portfolio turnover rate......................................         --

(a) Does not include contingent deferred sales charge.  Not annualized.


                                    THE TOCQUEVILLE ASIA-PACIFIC FUND(A)--CLASS A SHARES

                                                                                                                 PERIOD FROM
                                            YEAR ENDED              YEAR ENDED             YEAR ENDED         NOVEMBER 12, 1991
                                         OCTOBER 31, 1995        OCTOBER 31, 1994       OCTOBER 31, 1993     TO OCTOBER 31, 1992
                                         ----------------        ----------------       ----------------     -------------------
Per share operating performance (For a
share outstanding
  throughout the period)
Net asset value, beginning of period..        $12.16                  $11.26                 $10.50                $10.00
                                            ---------                  ------                 ------                ------
  Income (loss) from investment operations:
  Net investment income (loss)  ......         (0 .01)(d)               (0.05)(d)              (0.21)                (0.07)(b)
  Net realized and unrealized gain   (loss)     (1.39)                   1.45                   1.62                  0.57
                                                ------                   ----                   ----                  ----
  Total from investment operations ...          (1.40)                  1 .40                   1.41                  0.50
                                                ------                  -----                   ----                  ----
  Less  Distributions:
  Dividends from net investment income           0.00                    0.00                   0.00                  0.00
  Distributions from net realized gains         (1.69)                  (0.50)                 (0.65)               (0 .00)
                                                ------                   ----                   ----                 -----
    Total distributions ..............          (1.69)                  (0.50)                 (0.65)                (0.00)
                                                ------                   ----                   ----                  ----
Change in net asset value for the period        (3.09)                   0.90                   0.76                  0.50
                                                ------                   ----                   ----                  ----
Net asset value, end of period........          $9.07                  $12.16                 $11.26                $10.50
                                              =======                  ======                 ======                ======
Total   Return (e) ...................         (11.63%)                 12.81%                 15.0%                  5.0%
Ratios/supplemental data
  Net assets, end of period (000).....         $4,686                $ 5,187                 $3,886                $ 1,898
Ratio to average net assets of
  Expenses............................           3.55%(f)                2.82%(d)               4.63%                 4.90%*(b)
Net investment income   loss..........           0.26%)(f)              (0.87)%(d)             (2.42)%              (0 .73)%*(b)
Portfolio turnover rate...............          106%                   168%                    216%(e)              101%*



 *   Annualized.
(a) Effective April 29, 1994, The Tocqueville Euro-Pacific Fund changed its investment policies to invest primarily in the securities of issues located in Asia and the Pacific Basin. In addition, the name of the Fund was changed to The Tocqueville Asia-Pacific Fund.
(b) Net of fees waived amounting to 0.28% of average net assets, for the period ended October 31, 1992.
(c) The portfolio turnover rate doubled from the previous year because the Fund shifted its asset allocation from primarily Hong Kong to several other markets, including Australia, Singapore and Malaysia. Notwithstanding the possibility of unforeseen events that may require the movement of assets, the Fund does not anticipate an annual turnover rate of 200% in future years.

(d) Net of fees waived amounting to 1.00% of average net assets for the year ended October 31, 1994.
(e)  Does not include  maximum  front-end sales load of 4.00%.
(f) Net of fees waived amounting to 1.27% of average net assets for the year ended October 31, 1995.

                THE TOCQUEVILLE ASIA-PACIFIC FUND - CLASS B SHARES


                                                              PERIOD FROM
                                                            AUGUST 14, 1995

                                                          TO OCTOBER 31, 1995
Per share operating performance (For a share outstanding throughout the period)

Net asset value, beginning of period......................    $9.35
                                                              -----

   Income (loss) from investment operations:

  Net investment income (loss)............................      --
  Net realized and unrealized gain  (loss)................    (0.32)
                                                              ------
  Total from investment operations........................    (0.32)
                                                              ------
  Less    Distributions:                                       --
  Dividends from net investment income....................     --
  Distributions from net realized gains...................     --

    Total distributions...................................

 Change in net asset value for the period.................    (0.32)
                                                              ------
Net asset value, end of period............................    $9.03
                                                              =====
Total   Return (e)........................................    (3.42%)

Ratios/supplemental data

  Net assets, end of period...............................     $193
Ratio to average net assets of
  Expenses................................................       --
Net investment income.....................................       --
Portfolio turnover rate...................................       --

                                   THE TOCQUEVILLE EUROPE FUND -- CLASS A SHARES


                                                                           PERIOD FROM
                                                       YEAR ENDED         AUGUST 1, 1994
                                                    OCTOBER 31, 1995    TO OCTOBER 31, 1994

Per share operating performance (For a share outstanding
  throughout the period)
Net asset value, beginning of period...........      $10 .02               $ 10.00
                                                   ----------              -------

  Income (loss) from investment operations:
  Net investment income (loss) ................        10.01.(a)            (0.04)(a)
  Net realized and unrealized gain  (loss).....        0 .82                 0.06
                                                     -------              -------
  Total from investment operations ............         0.81                 0.02
                                                     -------              -------

   Less distributions:
  Dividends from net investment income.........         --                   0.00
  Distributions from net realized gains .......         --                   0.00
                                                                          -------
     Total distributions  .....................         --                   0.00
                                                                          -------

Change in net asset value for the period ......         0.81                 0.02
                                                     -------              -------
 Net asset value, end of period................       $10.83               $10.02
                                                    ========               ======

Total   return (b).............................        8.08%                0.20%
Ratios/supplemental data
  Net assets, end of period (000)..............      $6,270              $2,516
Ratio to average net assets of
  Expenses.....................................       4.43%(a)             6.18%(a)
Net investment income..........................      (0.53)%              (2.47)%
  Portfolio turnover rate .....................     109.48%                0.00%





-------------------

(a) Net of fees waived amounting to 1.28% and 1.00% of average net assets for the periods ended October 31, 1995, and 1994, respectively.

(b)    Does not include maximum front-end sales load of 4%.
*      Annualized.

                  THE TOCQUEVILLE EUROPE FUND -- CLASS B SHARES


                                                                PERIOD FROM
                                                              AUGUST 14, 1995
                                                            TO OCTOBER 31, 1995
Per share operating performance (For a share outstanding
  throughout the period)
Net asset value, beginning of period.............................   $10 .93
                                                                    -------

  Income (loss) from investment operations:
  Net investment income (loss)...................................      --
  Net realized and unrealized gain (loss)........................     (0.12)
                                                                      ------
  Total from investment operations...............................     (0.12)
                                                                      ------

  Less  Distributions:
  Dividends from net investment income...........................

                                                                       --
  Distributions from net realized gains..........................      --
    Total distributions..........................................      --

Change in net asset value for the period.........................     (0.12)
                                                                      ------
Net asset value, end of period...................................    $10.81
                                                                     ======

Total Return (a).................................................     (1.10%)
 Ratios/supplemental data
  Net assets, end of period......................................     $198
Ratio to average net assets of
  Expenses.......................................................      --
Ratio to average net assets of
Net investment income............................................      --
Portfolio turnover rate..........................................      --


(a) Does not include contingent deferred sales charge.  Not annualized.

                THE TOCQUEVILLE GOVERNMENT FUND -- CLASS A SHARES




                                                                 PERIOD FROM
                                                               AUGUST 14, 1995
                                                           TO  OCTOBER 31, 1995
 Per share operating performance (For a share outstanding
  throughout the period)
Net asset value, beginning of period.........................      $10.00
                                                                 ---------
  Income (loss) from investment operations:
  Net investment income (loss)...............................       (0.05)(a)
  Net realized and unrealized gain (loss)....................        0.05
                                                                   ------
   Total from investment operations..........................        0.10
  Less  Distributions:
  Dividends from net investment income.......................       (0.05)
  Distributions from net realized gains......................         -
    Total distributions......................................       (0.05)
Change in net asset value for the period.....................      (0 .05
                                                                 --------
Net asset value, end of period  (000)........................      $10.05
                                                                   ======
Total   Return (b)...........................................       6.26%*
Ratios/supplemental data
  Net assets, end of period..................................      $6,506
Ratio to average net assets of
  Expenses...................................................       2.747+(a)
Ratio to average net assets of
Net investment income........................................       3.087*
Portfolio turnover rate......................................       0.00




---------------------------


(a) Net of fees waived amounting to 0.77% of average net assets, for the period ended October 31, 1995.

(b  Does not include sales load of 4%

*   Annualized.

                THE TOCQUEVILLE GOVERNMENT FUND -- CLASS B SHARES



                                                                  PERIOD FROM
                                                                AUGUST 14, 1995
                                                            TO  OCTOBER 31, 1995
 Per share operating performance (For a share outstanding
  throughout the period)
Net asset value, beginning of period...........................      $9 .97
                                                                   --------
  Income (loss) from investment operations:
  Net investment income (loss).................................        0.04
  Net realized and unrealized gain (loss)......................        0.08
                                                                   --------
  Total from investment operations.............................        0.12
                                                                  ---------
  Less distributions:
  Dividends from net investment income.........................       (0.04)
  Distributions from net realized gains........................           -
                                                                    -------
    Total distributions........................................       (0.04)
Change in net asset value for the period.......................       (0.08
Net asset value, end of period.................................      $10.05
                                                                   ========
 Total return  (a).............................................        8.72%*
Ratios/supplemental data
  Net assets, end of period....................................       $2.01
Ratio to average net assets of
  Expenses.....................................................        --
Net investment income..........................................        --
Portfolio turnover rate........................................        --



--------------------
(a)Does not include contingent deferred sales charge.


* Annualized.


                             PERFORMANCE CALCULATION

         Each Fund calculates performance on a total return basis for various periods. The total return basis combines changes in principal and dividends and distributions for the periods shown, as well as the deduction of all charges and expenses. The total return basis for Class A shares reflects the deduction of the maximum initial sales charge at the time of purchase, and the total return basis for Class B shares reflects the deduction of the maximum contingent deferred sales charge upon redemption of shares held for the period. Principal changes are based on the difference between the beginning and closing net asset value for the period. Calculations assume reinvestment of all dividends and distributions paid by each Fund. Dividends and distributions are comprised of net investment and net realized capital gains, respectively.

         Performance will vary from time to time and past results are not necessarily representative of future results. A shareholder should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses.

         Comparative performance information may be used from time to time in the advertising or marketing of each Fund's Class A and Class B shares, including data from Lipper Analytical Services, Inc. and Morningstar Mutual Funds. Such comparative performance information will be stated in the same terms in which the comparative data and indices are stated. All advertisements of a Fund will disclose the maximum sales charge (including deferred sales charge) to which investments in shares of the Fund may be subject.

         The Tocqueville Government Fund will provide 30-day "yield" quotations. The "yield" quotations of the Fund will be based upon a hypothetical net investment income earned by the Fund over a thirty day or one month period
(which period shall be stated in any advertisement or communication with a shareholder). The "yield" is then "annualized" by assuming that the income generated over the period will be generated over a one year period. A "yield" quotation, unlike a total rate of return quotation, does not reflect changes in net asset value.


                    INVESTMENT OBJECTIVE, POLICIES AND RISKS


THE TOCQUEVILLE FUND

         The investment objective of The Tocqueville Fund is long-term capital appreciation. Toward this end the Fund invests in a diversified portfolio consisting of common stocks of United States companies that are considered by the Investment Advisor to be out of favor and undervalued in relation to their potential growth or earning power. Generally, stocks which have under performed market indices such as Standard & Poor's Composite Index for at least one year and companies which have a historically low stock price in relation to such factors as sales, potential earnings or underlying assets will be considered by the Investment Advisor to be out of favor. The Investment Advisor searches for companies based on its judgment of relative value and growth potential. The potential growth and earning power of a company will be evaluated by the Investment Advisor either on the basis of past growth and profitability, as reflected in their financial statements, or on the Investment Advisor's conclusion that the company has achieved better results than similar companies in a depressed industry which the Investment Advisor believes will improve within the next two years. There is no assurance that the Investment Advisor's evaluation will be accurate in its selection of stocks for the Fund's portfolio or that the Fund's objective will be achieved. If the stocks in which the Fund invests never attain their perceived potential or the valuation of such stocks in the marketplace does not in fact reflect significant undervaluation, there may be little or no appreciation or a depreciation in the value of such stocks.


         The Fund may invest up to 25% of its total assets in common stock of foreign companies which are traded in the United States or purchase American Depository Receipts (ADR's). The Fund also may invest up to 10% of its total assets in gold bullion from U.S. institutions. Gold bullion assists the Fund in its goal of capital appreciation because the price of gold bullion tends to rise during periods of economic or political instability. In addition, the Fund may invest up to 5% of its net assets in repurchase agreements which are fully collateralized by obligations of the U.S. Government or U.S. Government agencies. The Fund may also invest up to 5% of its total assets in debt instruments convertible into common stock. The Fund may, from time to time, borrow up to 10% of the value of its total assets from banks at prevailing interest rates as a temporary measure for extraordinary or emergency purposes. The Fund may not purchase securities while borrowings exceed 5% of the value of its total assets.

         Special Considerations. The Investment Advisor will manage the Fund's portfolio to assure that the Fund will not acquire or dispose of gold bullion if such acquisition or disposition would risk the Fund's status as a regulated investment company under the Internal Revenue Code. In general, the Fund could fail to qualify as a regulated investment company if the Fund derived 10% or more of its gross income from gains from sales or other dispositions of gold bullion. The Fund may be required to make less than optimal investment decisions, including foregoing the opportunity to realize gains, if necessary to permit the Fund to qualify as a regulated investment company. In addition, the Fund's investments in gold bullion subject the Fund to the following risks: the price of gold bullion may be subject to wide fluctuation; the market for gold bullion is relatively limited; the sources of gold bullion are concentrated in countries with potential instability; and currently the market for gold bullion is unregulated. Investments in gold bullion will cause the Fund to incur additional costs for insurance, shipping and storage.


THE TOCQUEVILLE SMALL CAP VALUE FUND

         The Tocqueville Small Cap Value Fund's investment objective is long-term capital appreciation primarily through investments in securities of small capitalization United States issuers. While the Fund expects to receive some dividends and interests from its portfolio investments, income generation is only an incidental objective of the Fund. In the pursuit of its objective, the Fund intends to invest substantially all and normally no less than 65% of its total assets in a diversified portfolio consisting of common stocks of small capitalization United States companies that are considered by the Investment Advisor to be strong proprietary businesses, to be either out of favor or less well known in the financial community, or to be undervalued in relation to either their potential long-term growth or earning power. Companies with market capitalizations of less than $1 billion are deemed to have a small capitalization and to be generally less well known. Generally, stocks which have underperformed market indices such as the Standard & Poor's Composite Index for at least one year and companies which have a historically low stock price in relation to such factors as sales, potential earnings or underlying assets will be considered by the Investment Advisor to be out of favor. Strong proprietary businesses generally have some but not necessarily all of the following characteristics: capable management; good finances; strong manufacturing; broad distribution; and, lastly, products which are somewhat differentiated from their competitors.

         The Investment Advisor will identify companies that are undervalued based on its judgment of relative value and growth potential. The growth potential and earning power of a company will be evaluated by the Investment Advisor on the basis of past growth and profitability, as reflected in its financial statements, on the basis of potential new products resulting from research and development spending, or on the Investment Advisor's conclusion that the company has achieved better results than similar companies in a depressed industry which the Investment Advisor believes will improve within the next two years. There is no assurance that the Investment Advisor's evaluation will be accurate in its selection of stocks for the Fund's portfolio or that the Fund's objective will be achieved. If the stocks in which the Fund invests never attain their perceived potential of if the valuation of such stocks in the marketplace does not in fact reflect significant undervaluation, there may be little or no appreciation or, instead, a depreciation in the value of such stocks.


         The Fund may invest up to 25% of its total assets in common stock of foreign companies which are traded in the United States or purchase American Depository Receipts (ADR's). The Fund also may invest: (1) up to 5% of its net assets in repurchase agreements which are fully collateralized by U.S. Government obligations or obligations of its agencies or instrumentalities, or short-term money market securities; and (2) up to 10% of its total assets in investment grade debt instruments convertible into common stock. The Fund may, from time to time, borrow up to 10% of the value of its total assets from banks at prevailing interest rates as a temporary measure for extraordinary or emergency purposes. The Fund, however, may not purchase securities while borrowings exceed 5% of the value of its total assets.


         Special Considerations. An investor should be aware that investment in small capitalization issuers carry more risks than issuers with market capitalization greater than $1 billion. Generally, small companies rely on limited product lines, financial resources, and business activities that may make them more susceptible to setbacks or downturns. In addition, the stock of such companies may be more thinly traded. Accordingly, the performance of small capitalization issuers may be more volatile.


THE TOCQUEVILLE ASIA-PACIFIC FUND AND THE TOCQUEVILLE EUROPE FUND

         THE TOCQUEVILLE ASIA-PACIFIC FUND. The investment objective of The Tocqueville Asia-Pacific Fund is long-term capital appreciation consistent with preservation of capital primarily through investments in securities of issuers located in Asia and the Pacific Basin. While the Investment Advisor may invest the Fund's assets in securities of issuers in any country, under normal conditions at least 65% of the Fund's total assets will be invested in Asia and the Pacific Basin countries. Pacific Basin countries are Australia, Hong Kong, Indonesia, Japan, Malaysia, New Zealand, Republic of Korea, Singapore, Taiwan, Thailand and the Philippines. Asian countries are India and the People's Republic of China, which is accessed through Pacific Basin countries (as described above), most notably Hong Kong. The Investment Advisor believes that it will usually have assets invested in most of the countries located in Asia and the Pacific Basin; however, under normal market conditions the Fund will be invested in a minimum of five countries. Investments will not normally be made in securities of issuers located in the United States or Canada. The Fund may from time to time borrow money in an amount up to 5% of its total assets from banks for temporary or emergency purposes or to meet redemptions and pledge up to 10% of its assets for such borrowings. The Fund may, from time to time, borrow up to 10% of the value of its total assets from banks at prevailing interest rates as a temporary measure for extraordinary or emergency purposes. The Fund may not purchase securities while borrowings exceed 5% of the value of its total assets.

         THE TOCQUEVILLE EUROPE FUND. The investment objective of The Tocqueville Europe Fund is long-term capital appreciation consistent with preservation of capital primarily through investments in securities of issuers located in Europe. While the Investment Advisor may invest the Fund's assets in securities of issuers in any country, under normal conditions at least 65% of the Fund's total assets will be invested in Europe. European countries are Austria, Belgium, Denmark, England, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and Turkey. The Investment Advisor believes that it will usually have assets invested in most of the countries of Europe; however, under normal market conditions the Fund will be invested in a minimum of five countries. Investments will not normally be made in securities of issuers located in the United States or Canada. The Fund may from time to time borrow money in an amount up to 5% of its total assets from banks for temporary or emergency purposes or to meet redemptions and pledge up to 10% of its assets for such borrowings. The Fund may, from time to time, borrow up to 10% of the value of its total assets from banks at prevailing interest rates as a temporary meausre for extraordinary or emergency purposes. The Fund may not purchase securities while borrowings exceed 5% of the value of its total assets.


   INVESTMENT POLICIES AND RISKS CONCERNING THE TOCQUEVILLE ASIA-PACIFIC FUND
                         AND THE TOCQUEVILLE EUROPE FUND

         The Tocqueville Asia-Pacific Fund and The Tocqueville Europe Fund may invest in all types of securities, most of which will be denominated in foreign currencies. Since opportunities for long-term growth are primarily expected from equity securities, each Fund will normally invest substantially all of its assets in such securities, including common stock, investment grade debt convertible into common stock, depository receipts for these securities and warrants. Each Fund may, however, invest in preferred stock and investment grade debt securities if the Investment Advisor believes that the capital appreciation available from an investment in such securities will equal or exceed the capital appreciation available from an investment in equity securities. Each Fund's objective is capital appreciation, placing emphasis on dividends or interest income only when it believes that such income will have a favorable influence on the market value of a security.

         All common stock in which each Fund will invest will be listed on a foreign stock exchange or traded in an over-the-counter market. There is no minimum capitalization requirement for a security to be eligible for inclusion in a Fund's portfolio. Each Fund will generally purchase securities of medium to large size companies in the principal international markets, although it may purchase securities of companies which have a lower market capitalization on the smaller regional markets.

         By investing in foreign securities, the Investment Advisor will attempt to take advantage of differences between economic trends and performance of securities markets in various countries. When allocating investments among individual countries, the Investment Advisor will consider various criteria that in its view are deemed relevant based on its experience, such as the relative economic growth potential of the various economies and the performance of securities markets in the region, expected levels of inflation, government policies influencing business conditions, and the outlook for currency relationships. To date, the market values of securities of issuers located in different countries have moved relatively independently of each other and during certain periods the return on equity investments in some countries has exceeded the return on similar investments in the United States. The Investment Advisor believes that, in comparison with investment companies investing solely in domestic securities, it may be possible to obtain significant appreciation from a portfolio of foreign investments and also achieve increased diversification. Each Fund will gain increased diversification by combining securities from various markets that offer different investment opportunities and are affected by different economic trends. International diversification reduces the effect that events in any one country will have on a Fund's entire investment holdings. Of course, a decline in the value of a Fund's investments in one country may offset potential gains from investments in another country.

THE TOCQUEVILLE GOVERNMENT FUND

         The Tocqueville Government Fund's investment objective is to provide high current income consistent with the maintenance of principal and liquidity through investments in obligations issued or guaranteed by the U.S.

Treasury, agencies of the U.S. Government or instrumentalities that have been established or sponsored by the U.S. Government.

         In pursuit of its objective, the Fund intends to invest at least 85% of its assets in short and intermediateterm securities backed by the full faith and credit of the U.S. Government. Also, at least 65% of the Fund's assets will be invested in U.S. Treasury bills, notes and bonds. The dollar-weighted average maturity of the Fund is expected to range from 0 to 12 years.

         The balance of the Fund's assets may be invested in obligations issued or guaranteed by the U.S. Treasury, agencies of the U.S. Government or instrumentalities that have been established or sponsored by the U.S.
Government, as well as in repurchase agreements collateralized by such securities. The Fund may also invest in bond (interest rate) futures and options to a limited extent.

         The Fund may invest up to 20% of its assets in Government National Mortgage Association pass-through certificates ("GNMA"). GNMA pass-through certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. Monthly mortgage payments of both interest and principal "pass through" from homeowners to certificate investors, such as the Fund. The Fund reinvests the principal portion in additional securities and distributes the interest portion as income to the Fund's shareholders. Under normal circumstances, GNMA certificates are expected to provide higher yields than U.S. Treasury securities of comparable maturity.

         The mortgage loans underlying GNMA certificates--issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations--are either insured by the Federal Housing Administration (FHA) or guaranteed by the Veterans Administration (VA). Each pool of mortgage loans must also be approved by GNMA, a U.S. Government corporation within the U.S. Department of Housing and Urban Development. Once GNMA approval is obtained, the timely payment of interest and principal on each underlying mortgage loan is guaranteed by the "full faith and credit" of the U.S. Government.

         Although stated maturities on GNMA certificates generally range from 25 to 30 years, effective maturities are usually shorter due to the prepayment of the underlying mortgages by homeowners. On average, GNMA certificates are repaid within 12 years and so are classified as intermediate-term securities.

         The Fund also may invest up to 15% of its assets in: (i) fixed rate or adjustable rate mortgage-backed securities issued or guaranteed by the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), and (ii) collateralized mortgage obligations ("CMOs").

         FNMA mortgage securities are pass-through mortgage-backed securities that are issued by FNMA, a U.S. Government sponsored corporation owned by private stockholders. FNMA mortgage securities are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S.
Government.

         FHLMC mortgage securities are mortgage-backed securities representing interests in residential mortgage loans pooled by FHLMC, a U.S. Government sponsored corporation. FHLMC mortgage securities are guaranteed as to timely payment of interest and ultimate collection of principal but are not backed by the full faith and credit of the U.S. Government.

         CMOs are mortgage securities that are collateralized by the original mortgage loan or mortgage pass-through security and redirect the cash flow of such loan or pass-through security to the individual bond holders. The cash flows may show very different market characteristics than the original loan depending on how the CMO is structured. The Fund may only invest in CMOs that are backed by the full faith and credit of the U.S. Government, FNMA or FHLMC and are determined not to be "high-risk" under guidelines issued by the Federal Financial Institutions Examination Council ("FFIEC"). The test established by FFIEC determines whether additional capital is required by the institution to cover potential market risk. In order to qualify as an eligible investment, a CMO must meet each of the following criteria: (i) the weighted average life ("WAL") is under 10 years; (ii) the WAL cannot shorten more than 6 years or lengthen more than 4 years in a 300 basis point interest rate movement;

and (iii) the price cannot move more than 17% in a 300 basis point interest rate movement. FFIEC requires independent verification of this test.



         Special Considerations. Shares of the Fund are neither insured or guaranteed by the U.S. Government or its agencies or instrumentalities. Moreover, the net asset value of the shares of an open-end investment company such as the Fund, which invests in fixed income securities, changes as the general levels of interest rates fluctuate. When interest rates decline, the net asset value of the Fund can be expected to rise. Conversely, when interest rates rise, the net asset value of the Fund can be expected to decline and the expected maturity of its mortgaged based securities may increase, which will have the effect of increasing the duration of the Fund's portfolio, resulting in greater price volatility and investment risk.

The investment policies of the Fund would allow up to 35% of its net assets to be invested in mortgage-backed securities, such as GNMA certificates, FNMA mortgage securities, FHLMC mortgage securities, and CMOs. Unlike other government securities, mortgage-backed securities are subject to "prepayment risk" and "extensions risk". Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages, thereby repaying the principal prior to the scheduled payment date to the holders of the securities. The Fund must then reinvest the unanticipated principal in government or agency securities, at a time when interest rates are falling. Prepayment risk has two important effects on the Fund:

                o When interest rates fall and additional mortgage payments must be reinvested at lower interest rates, the income of the Fund will be reduced; and

                o When interest rates fall, prices on mortgage-backed securities will not rise as much as comparable Treasury bonds, as bond market investors anticipate an increase in mortgage prepayments and a likely decline in income.

Extension risk is the possibility that, as interest rates rise, prepayments of mortgages will decrease, thereby increasing the expected duration of the Fund's mortgage-backed securities. As the duration of a mortgage security increases, its market value decreases at an accelerating rate. Accordingly, in an upwardly moving interest rate environment, mortgage-backed securities may depreciate more quickly than other types of debt instruments.

An investor in the Fund should carefully consider the affects of prepayment risk and extension risk created by large exposures to mortgage-backed securities when comparing this Fund to other government funds.




             ADDITIONAL INVESTMENT POLICIES AND RISK CONSIDERATIONS

REPURCHASE AGREEMENTS

         Each Fund may enter into repurchase agreements subject to resale to a bank or dealer at an agreed upon price which reflects a net interest gain for the Fund. Each Fund will receive interest from the institution until the time when the repurchase is to occur.

         A Fund will always receive collateral (i.e., U.S. Government obligations or obligations of its agencies or instrumentalities, or short-term money market securities) acceptable to it whose market value is equal to at least 100% of the amount invested by the Fund, and the Fund will make payment for such securities only upon the physical delivery or evidence of book entry transfer to the account of its custodian. If the seller institution defaults, the Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines and the Fund might incur disposition costs in liquidating the collateral. Each Fund attempts to minimize such risks specifying the required value of the underlying collateral. The Funds will not invest in repurchase agreements with maturities in excess of seven days.

ILLIQUID SECURITIES


         Each Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.


RESTRICTED SECURITIES


         Each Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). These securities are sometimes referred to as private placements. Although securities which may be resold only to "qualified institutional buyers" in accordance with the provisions of Rule 144A under the 1933 Act are technically considered "restricted securities," the Funds may each purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the "Illiquid Securities" section, provided that a determination is made that such securities have a readily available trading market. The Investment Advisor will determine the liquidity of Rule 144A securities under the supervision of the Trustees of the Funds. The liquidity of Rule 144A securities will be monitored by the Investment Advisor, and if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

TEMPORARY INVESTMENTS


         The Tocqueville Fund, The Tocqueville Small Cap Value Fund, The Tocqueville Asia-Pacific Fund, and The Tocqueville Europe Fund do not intend to engage in short-term trading on an ongoing basis. Current income is not an objective of the Funds, and any current income derived from a Fund's portfolio will be incidental. However, when in the Investment Advisor's opinion, economic or market conditions warrant a temporary defensive position, a Fund may invest up to 100% of its assets in U.S. Government securities such as Treasury bills, notes and bonds; cash; or certificates of deposit, time deposits, bankers' acceptances and other short-term debt instruments. It is anticipated that the annual turnover rate for each Fund should not exceed 150%. A higher rate of portfolio turnover will result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to a Fund, the portion of the Fund's distributions constituting taxable capital gains may increase.


INVESTMENTS IN DEBT SECURITIES


         With respect to The Tocqueville Small Cap Value Fund's, The Tocqueville Asia-Pacific Fund's, and The Tocqueville Europe Fund's investment in debt securities, there is no requirement that all such securities be rated by a recognized rating agency. However, it is the policy of each Fund that investments in debt securities, whether rated or unrated, will be made only if they are, in the opinion of the Investment Advisor, of equivalent quality to "investment grade" securities. "Investment grade" securities are those rated within the four highest quality grades as determined by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("Standard & Poor's"). Securities rated Aaa by Moody's and AAA by Standard & Poor's are judged to be of the best quality and carry the smallest degree of risk. Securities rated Baa by Moody's and BBB by Standard & Poor's lack high quality investment characteristics and, in fact, have speculative characteristics as well. Debt securities are interest-rate sensitive, therefore their value will tend to decrease when interest rates rise and increase when interest rates fall. Such increase or decrease in value of longer-term debt instruments as a result of interest rate movement will be larger than the increase or decrease in value of shorter-term debt instruments.


INVESTMENTS IN OTHER INVESTMENT COMPANIES


         The Tocqueville Small Cap Value Fund, The Tocqueville Asia-Pacific Fund, and The Tocqueville Europe Fund may invest in other investment companies. As a shareholder in an investment company, a Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. The Investment Advisor has agreed to waive its management fees with respect to the portion of a Fund's assets invested in shares of other investment companies.


SHORT SALES


         The Tocqueville Fund and The Tocqueville Small Value Cap Fund will not make short sales of securities or maintain a short position unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. This a technique known as selling short "against the box." Such a transaction serves to defer a gain or loss for Federal income tax purposes.

OPTIONS TRANSACTIONS


         The Tocqueville Asia-Pacific Fund and The Tocqueville Europe Fund may purchase put and call options on securities and on stock indices to attempt to hedge a Fund's portfolio and to increase the Fund's total return. Each Fund may purchase call options when, in the opinion of the Investment Advisor, the market price of the underlying security or index will increase above the exercise price. Each Fund may purchase put options when the Investment Advisor expects the market price of the underlying security or index to decrease below the exercise price. When a Fund purchases a call option it will pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by a Fund, the amount of the premium and the commission paid may be greater than the amount of the brokerage commission that would be charged if the security were to be purchased directly.


         Each Fund may purchase puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by purchasing puts on that foreign currency. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls on that foreign currency. However, in the event of rate fluctuations adverse to a Fund's position, it would lose the premium it paid and transactions costs. The Funds are not purchasing options on foreign currency futures contracts or entering foreign currency future contracts. This discussion is a general summary. See the Statement of Additional Information for information concerning each Fund's options transactions and strategies.

FUTURES AND OPTIONS ON FUTURES TRANSACTIONS

         The Tocqueville Government Fund may enter into futures contracts which provide for the future acquisition or delivery of fixed income securities or which are based on indexes of fixed income securities. This investment technique is designed only to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of the Fund's portfolio securities or adversely affect the prices of long-term bonds which are intended to be purchased at a later date. If interest rates move in an unexpected manner, the Fund will not achieve the full anticipated benefits of futures contracts or may realize a loss. The Fund may also purchase options on futures contracts for hedging purposes.


         Although the Fund is permitted to engage in the purchase and sale of futures contracts and options thereon solely for hedging purposes, the use of such instruments does involve certain transaction costs and risks. The Fund's ability effectively to hedge all or a portion of its portfolio through transactions in futures, options on futures or options on related indexes depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlate with movements in the value of the relevant portion of the Fund's portfolio. The trading of futures and options on indexes involves the additional risk of imperfect correlation between movements in the futures or option price and the value of the underlying index. While the Fund will establish a future or option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. Investments in futures contracts on fixed income securities and related indexes involve the risk that if the Investment Adviser's judgment concerning the general direction of interest rates is incorrect, the Fund's overall performance may be poorer than if it had not entered into any such contract.


WRITING COVERED CALL OPTION CONTRACTS

         The Tocqueville Government Fund may write (sell) covered call options in order to hedge against changes in the market value of the Fund's securities caused by fluctuating interest rates. The Tocqueville Asia-Pacific Fund and The Tocqueville Europe Fund may write covered call options on securities or stock indices, but will not write such options if immediately after such sale the aggregate value of the obligations under the outstanding options would exceed 25% of the Fund's net assets. A call option is "covered" if the Fund owns the underlying security covered by the call. The Funds will not write covered call option contracts for speculative purposes.


         When a covered call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option is exercised, the writer realizes either a gain or loss from the sale or purchase of the underlying security with the proceeds to the writer being increased by the amount of the premium. Any gain or loss from such transaction will depend on whether the amount paid is more or less than the premium received for the option plus related transaction costs.

         Risks associated with writing covered call option contracts are similar to the risks discussed in the section concerning "Futures and Options on Futures Transactions," above.

RISKS ASSOCIATED WITH FOREIGN INVESTMENTS


         GENERAL. Consistent with their respective investment objectives and policies, The Tocqueville Fund and The Tocqueville Small Cap Value Fund may invest indirectly in foreign assets through ADR's, which are certificates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank, and The Tocqueville Asia-Pacific Fund and The Tocqueville Europe Fund may directly or indirectly invest in securities of foreign issuers. Direct and indirect investments in securities of foreign issuers may involve risks that are not present with domestic investments and there can be no assurance that a Fund's foreign investments will present less risk than a portfolio of domestic securities. Compared to United States issuers, there is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Settlement of transactions in some foreign markets may be delayed or less frequent than in the United States, which could affect the liquidity of each Fund's portfolio. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or social instability or revolution, or diplomatic developments which could affect investments in those countries.


         The value of each Fund's investments denominated in foreign currencies may depend in part on the relative strength of the U.S. dollar, and a Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between foreign currencies and the U.S. dollar. When a Fund invests in foreign securities they will usually be denominated in foreign currency, and the Fund may temporarily hold funds in foreign currencies. Thus, each Fund's net asset value per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by each Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.


         SPECIAL RISKS ASSOCIATED WITH THE THE TOCQUEVILLE ASIA-PACIFIC FUND. In addition to the risks described above, there are risks inherent in any investment in Hong Kong. In 1984 China and Britain signed the Sino-British Declaration which allowed for the termination of British rule in Hong Kong in July 1997. The Declaration, however, provided that the existing capitalist economic and social system of Hong Kong would be maintained for 50 years beyond the date. The Investment Advisor believes that given the degree of current interdependence between China and Hong Kong, China will not dramatically alter the operation of Hong Kong's economy and Hong Kong will continue to offer attractive investment opportunities after China takes control of Hong Kong.

         There also are risks inherent in investing in emerging markets. An emerging market is any country that the World Bank has determined to have a low or middle income economy and may include every country in the world except the United States, Australia, Canada, Japan, New Zealand and most countries in Western Europe such as Belgium, Denmark, France, Germany, Great Britain, Italy, the Netherlands, Norway, Spain, Sweden and Switzerland. Specifically, any change in the leadership or policies of the governments of emerging market countries in which the Funds invest or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse certain beneficial economic policies of such countries and thereby eliminate any investment opportunities which may currently exist.

         SPECIAL RISKS ASSOCIATED WITH THE TOCQUEVILLE EUROPE FUND. In addition to the risks described above, the economies of European countries may differ unfavorably from the United States economy in such respects as growth of domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. Further, such economies generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by any trade barriers, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in countries with which they trade.

         The investment objective of each Fund set forth above and the noted investment restrictions set forth in the Statement of Additional Information are fundamental policies and may not be changed without prior shareholder approval. However, the investment strategies and techniques described above and the noted investment restrictions set forth in the Statement of Additional Information are not fundamental policies of the Funds and may be changed without prior shareholder approval. Each Fund will notify shareholders in writing and amend the Prospectus accordingly should any such modifications in investment strategies or techniques occur. Currently, the Funds do not contemplate making any such changes.


              INVESTMENT ADVISOR AND INVESTMENT ADVISORY AGREEMENTS


         Tocqueville Asset Management L.P., 1675 Broadway, New York, New York 10019, acts as Investment Advisor to each Fund under a separate investment advisory agreement (the "Agreements") which provides that the Investment Advisor identify and analyze possible investments for each Fund, and determine the amount, timing, and form of such investments. The Investment Advisor has the responsibility of monitoring and reviewing each Fund's portfolio, on a regular basis, and recommending the ultimate disposition of such investments. It is the Investment Advisor's responsibility to cause the purchase and sale of securities in each Fund's portfolio, subject at all times to the policies set forth by the Board of Trustees. The Investment Advisor is an affiliate of Tocqueville Securities L.P., each Fund's distributor.

         Francois Sicart serves the Investment Advisor as the co- manager of The Tocqueville Fund, The Tocqueville Europe Fund and The Tocqueville Asia-Pacific Fund. Mr. Sicart, the majority shareholder of Tocqueville Management Corporation, the general partner of the Investment Advisor, has been a principal manager of The Tocqueville Fund since its inception in 1987. Prior to forming the Investment Advisor, and for the 18 year period from 1969 to 1986, he held various senior positions within Tucker Anthony, Incorporated, where he managed private accounts.

         Robert W. Kleinschmidt serves the Investment Advisor as the co-manager of The Tocqueville Fund and The Tocqueville Government Fund. Mr. Kleinschmidt is the President of Tocqueville Management Corporation. He previously held executive positions at the investment management firm David J. Greene & Co. since 1978, resigning as a partner in 1991.

         Jean-Pierre Conreur is the portfolio manager of The Tocqueville Small Cap Value Fund's portfolio. Mr. Conreur, a graduate of Lycee Chanzy in 1954, was employed as a research analyst at Tucker Anthony, Incorporated from April 1976 to December 1983. From December 1983 to March of 1990, he held the position of Vice President--Foreign Department at Tucker Anthony. Since the formation of the Investment Advisor, Mr. Conreur has held the title of Executive Vice President and Director of Tocqueville Management Corporation. He is also a trustee of the Investment Advisor's retirement plan.


         Christopher P. Culp serves the Investment Advisor as co- manager of The Tocqueville Government Fund. He was a Vice President of Belle Haven Investments L.P. from 1994 to 1995, before joining the Investment Advisor, and was (i) an independent financial consultant from 1993 to 1994, and (ii) a bond trader with Swiss Bank Corp. from 1991 to 1993 and with Carroll McEntee, a subsidiary of HSBC Corp., from 1990 to 1991.


         Under the terms of the Agreements, each Fund pays the cost of all its expenses (other than those expenses specifically assumed by the Investment Advisor or the Fund's distributor), including the pro rata costs incurred in connection with each Fund's maintenance of its registration under the Securities Act of 1933, as amended, and the 1940 Act, printing of prospectuses distributed to shareholders, taxes or governmental fees, brokerage commissions, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports, trustees' fees and shareholder meetings.


         The Investment Advisor receives a fee from: (1) both The Tocqueville Fund and The Tocqueville Small Cap Value Fund, payable monthly, for the performance of its services at an annual rate of .75% on the first $100 million of the average daily net assets of each Fund, .70% of average daily net assets in excess of $100 million but not exceeding $500 million, and .65% of average
daily  net  assets  in  excess  of  $500  million;   (2)  both  The  Tocqueville
Asia-Pacific Fund and The Tocqueville Europe Fund, payable monthly, for the performance of its services at an annual rate of 1.00% on the first $50 million of the average daily net assets of each Fund, respectively, .75% of the average daily net assets in excess of $50 million but not exceeding $100 million, and
 .65% of the average daily net assets in excess of $100 million; and (3) The Tocqueville Government Fund, payable monthly, for the performance of its services at an annual rate of .50% on the first $500 million of the average daily net assets of the Fund, .40% of average daily net assets in excess of $500 million but not exceeding $1 billion, and .30% of average daily net assets in excess of $1 billion. Each fee is accrued daily for the purposes of determining the offering and redemption price of such Fund's shares.



                               DISTRIBUTION PLANS


         Each Fund has adopted a distribution plan for Class A and a distribution plan for Class B shares (each a "Plan"). Pursuant to the Class B Plan, a Fund may incur distribution expenses related to the sale of Class B shares of up to .75% per annum of the Fund's average daily net assets. The Class B Plan provides that a Fund may incur distribution expenses related to the sale of class B shares of up to .75% per annum of such Fund's average daily net assets, of which (i) up to .25% of the average daily net assets attributable to the Class B shares is payable as service fees to the distributor, brokers and servicing agents having agreements with the distributor or Investment Advisor for the provision of continuing shareholder services to customers of such financial intermediaries who own Class B shares, and (ii) any amount remaining (being at least 50% of average daily net assets attributable to the Class B share) is payable to the distributor or brokers during a fiscal year. With respect to its Class B shares, because of the .75% annual limitation on the compensation paid during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Class B shares in any one year may be paid by a Fund in fiscal years subsequent thereto. In determining whether to purchase Class B shares, investors should consider that daily compensation payments could continue until the Distributor (as herein defined) has been reimbursed for the commissions paid on sales of Class B shares.


         The Plans provide that a Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents including Tocqueville Securities L.P. ("Tocqueville Securities" or the "Distributor"), the Fund's distributor, who enter into agreements with the Fund or Tocqueville Securities. The Plans will only make payments for expenses actually incurred on a first-in, first-out basis. The Plans may carry forward for an unlimited number of years any unreimbursed expenses. If a Plan is terminated in accordance with its terms, the obligations of the Fund to make payments pursuant to the Plan will cease and the Fund will not be required to make any payments past the date the Plan terminates; however, Tocqueville Securities will be entitled to receive all contingent deferred sales charges paid or payable with respect to any day subsequent to termination of the Class B Plan. (See the Statement of Additional Information--"Distribution Plan" for further information about the Plan.)

         As of October 31, 1995, The Tocqueville Fund, The Tocqueville Small Cap Value Fund, The Tocqueville Asia-Pacific Fund, The Tocqueville Europe Fund, and The Tocqueville Government Fund had $59,065, $62,300, $58,702, $52,487, $8,110,
respectively, of unreimbursed distribution expenses for Class A shares and $0, $0, $0, $0, $0, respectively of unreimbursed distribution expenses for Class B Shares. (See the Statement of Additional Information--"Distribution Plans" for further information about the Plans.)


                       ADMINISTRATIVE SERVICES AGREEMENTS

         Tocqueville Securities supervises administration of the Funds pursuant to an Administrative Services Agreement . Under the Administrative Services Agreement, Tocqueville Securities supervises the administration of all aspects of a Fund's operations, including the Fund's receipt of services for which the Fund is obligated to pay, provides the Fund with general office facilities and provides, at the Fund's expense, the services of persons necessary to perform such supervisory, administrative and clerical functions as are needed to effectively operate the Fund. Those persons, as well as certain employees and Trustees of the Funds, may be directors, officers or employees of (and persons providing services to a Fund may include) Tocqueville Securities and its affiliates. For these services and facilities, Tocqueville Securities receives with respect to a Fund a fee computed and paid monthly at an annual rate of .15% of the average daily net assets of the Fund.



                              BROKERAGE ALLOCATION


         Subject to the supervision of the Board of Trustees, decisions to buy and sell securities for each Fund are made by the Investment Advisor. The
Investment Advisor, subject to obtaining the best price and execution, may allocate brokerage transactions in a manner that takes into account the sale of shares of each Fund. Generally, the primary consideration in placing portfolio securities transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the best net price available and in the most effective manner possible. The Funds' brokerage allocation policies may permit each Fund to pay a broker-dealer which furnishes research services a higher commission than that which might be charged by another broker-dealer which does not furnish research services, provided that such commission is deemed reasonable in relation to the value of the services provided by such broker-dealer. For a complete discussion of portfolio transactions and brokerage allocation, see "Portfolio Transactions and Brokerage" in the Statement of Additional Information.



                               PURCHASE OF SHARES


GENERAL INFORMATION


         Class A shares are sold to investors at the net asset value next determined after a purchase order becomes effective (as described below) plus a varying initial sales charge. Class B shares of the Fund are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares in the seventh year after issuance.

         The minimum initial investment in each Fund is $5,000 except for 401(k), IRA, Keogh and other pension or profit sharing plan accounts where the minimum is $2,000. The minimum subsequent investment in a Fund for all accounts is $1,000. The Distributor may, in its discretion, waive the minimum investment requirements for purchases made via the Pre-Authorized Investment Plan, which is discussed below in this Prospectus.

         Both Class A and Class B shares of a Fund may be purchased from the following entities: (a) the Fund's distributor, Tocqueville Securities; (b) authorized securities dealers which have entered into sales agreements with Tocqueville Securities (the "Selling Brokers") on a best efforts basis; and (c) each Fund's transfer agent, State Street Bank and Trust Company (the "Transfer Agent"). Purchases may also be made directly through each Fund by forwarding payment, together with the detachable stub from an account statement or a letter containing the account number to the Transfer Agent. When placing orders, investors shall specify whether the order is for Class A or Class B shares. All share purchases that fail to specify a class will automatically be invested in Class A shares. Each Fund reserves the right to cease offering shares for sale at any time or to reject any order for the purchase of shares.

         A purchase order becomes effective upon receipt of the order by Tocqueville Securities, a Selling Broker or the Transfer Agent. Purchase orders received prior to 4:00 p.m. New York time are priced according to the net asset value per share next determined on that day. Purchase orders received after 4:00 p.m. New York time are priced according to the net asset value per share next determined on the following day.

         The net asset value per share is determined by dividing the market value of a Fund's investments as of the close of trading plus any cash or other assets (including dividends receivable and accrued interest) less all liabilities (including accrued expenses) by the number of Fund shares outstanding. Each Fund will determine the net asset value of its shares once daily as of the close of trading on the New York Stock Exchange on each "Fund business day" which is any day on which the Exchange is open for business.

         Investors who already have a brokerage account with Tocqueville Securities or a Selling Broker may purchase a Fund's shares through such broker. Payment for purchase orders through Tocqueville Securities or the Selling Broker must be made to Tocqueville Securities or the Selling Broker within three business days of the purchase order. All dealers are responsible for forwarding orders for the purchase of a Fund's shares on a timely basis.

         Each Fund's shares normally will be maintained in book entry form and share certificates will be issued only on request. The Distributor reserves the right to refuse to sell shares of the Funds to any person.



 INITIAL SALES CHARGES ON CLASS A SHARES


         The initial sales charge, imposed upon a sale of Class A shares, varies according to the size of the purchase as follows:

                                                                    CONCESSION
                                           INITIAL SALES CHARGE      TO DEALERS
                                         % OF          % OF NET        % OF
                                        OFFERING       AMOUNT        OFFERING
AMOUNT OF PURCHASE                       PRICE         INVESTED        PRICE

Less than $100,000....................       4.00       4.16         3.50
$100,000 to $249,999..................       3.50       3.63         3.00
$250,000 to $499,999..................       2.50       2.56         2.00
$500,000 to $999,999..................       1.50       1.52         1.00
$1,000,000 and over...................       1.00       1.01         0.50

         The reduced initial charges apply to the aggregate of purchases of Class A shares of a Fund made at one time by "any person", which term includes an individual, spouse and children under the age of 21, or a trustee or other fiduciary of a trust, estate or fiduciary account.

         Upon notice to dealers with whom it has sales agreements, Tocqueville Securities may reallow up to the full applicable initial sales charge on Class A shares and such dealer may therefore be deemed an "underwriter" under the Securities Act of 1933, as amended, during such periods. The Distributor may, from time to time, provide promotional incentives to certain dealers whose representatives have sold or are expected to sell significant amounts of one or all of the funds in the Trust. At various times the Distributor may implement programs under which a dealer's sales force may be eligible to win cash or material awards for certain sales efforts or under which the Distributor will reallow an amount not exceeding the total applicable initial sales charges on the sales of Class A shares or the maximum contingent deferred sales charge of Class B shares generated by the dealer during such programs to any dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor or participates in sales programs sponsored by the Distributor. The Distributor may provide marketing services to dealers with whom it has sales agreements, consisting of written informational material relating to sales incentive campaigns conducted by such dealers for their representatives.



 PURCHASES OF CLASS A SHARES AT NET ASSET VALUE

         SHAREHOLDERS AS OF JANUARY 1, 1994. Shareholders who held shares of a Fund within the Tocqueville Trust prior to January 1, 1994, may purchase Class A shares of any Fund in the Trust at net asset value without an initial sales charge for as long as they continue to own shares of any Fund in the Trust, provided that there is no change in the account registration. However, once a shareholder has closed his account by redeeming all of his Fund shares for a period of more than thirty days he will no longer be able to purchase Class A shares of the Fund at net asset value without an initial sales charge.


         QUALIFIED PERSONS. There is no initial sales charge on Class A shares for "Qualified Persons", which are the following (a) active or retired Trustees, Directors, officers, partners or employees (their spouses and children under age
21) of (i) the Investment Advisor and Distributor or any affiliates or subsidiaries thereof (the Directors, officers or employees of which shall also include their parents and siblings for all purchases of Fund shares), (ii) dealers having a selected dealer agreement with the Distributor, or (iii) trade organizations to which the Investment Advisor belongs and (b) trustees or custodians of any qualified retirement plan or IRA established for the benefit of a person in (a) above.

         PURCHASES THROUGH INVESTMENT ADVISERS AND STATE AUTHORITIES. Purchases of Class A shares also may be made with no initial sales charge through a registered investment adviser who has registered with the Securities and Exchange Commission or appropriate state authorities and who (a) clears such Fund share transaction through a broker/dealer, bank or trust company, (each of whom may impose transaction fees with respect to such transaction), or (b) purchases Class A shares for its own account, or an account for which the investment adviser has discretion and is authorized to make investment decisions.

         QUALIFIED AND OTHER RETIREMENT PLANS. In addition, no initial sales charge will apply to any purchase of Class A shares by an investor (a) through a 401(k) Plan sponsored by the Investment Advisor or the Distributor, through a 401(k) Plan sponsored by an institution which has a custodial relationship with the Funds' Custodian or through a discount broker-dealer which imposes a transaction charge with respect to such purchase or (b) through a tax-free rollover or transfer of assets provided, (i) the IRA is sponsored by the Funds' Custodian and the contribution for the tax-free rollover or transfer of assets is a distribution from any tax qualified retirement plan sponsored by an institution for which the Funds' Custodian serves as trustee or custodian of such plan or of any other qualified or nonqualified retirement or deferred compensation plan maintained by such institution, or (ii) the contribution for the tax-free rollover or transfer of assets is a distribution from any tax qualified retirement plan where any portion of the investor-participant's account was invested in any fund of the Trust.

         RECENTLY REDEEMED SHARES. Class A shares of a Fund may be purchased at net asset value by persons who have, within the previous 30 days, redeemed their Class A shares of the Fund. The amount which may be purchased at net asset value is limited to an amount up to, but not exceeding, the net amount of redemption proceeds. Such purchases may also be handled by a securities dealer, who may charge the shareholder a fee for this service. In addition, Class B shareholders who have redeemed Class B shares and paid a contingent deferred sales charge in connection with such redemption may purchase Class A shares with no initial sales charge (in an amount not exceeding redemption proceeds) if the purchase occurs within 30 days of redemption of the Class B shares. This privilege is subject to modification or discontinuance at any time.


 REDUCED INITIAL SALES CHARGES ON CLASS A SHARES

         CUMULATIVE QUANTITY DISCOUNT. Class A shares of a Fund may be purchased by any person at a reduced initial sales charge which is determined by (a) aggregating the dollar amount of the new purchase and the greater of the purchaser's total (i) net asset value or (ii) cost of all Class A shares of the Fund and the other Funds in the Trust, acquired by exchange from such other Fund, provided such fund charged an initial sales load at the time of the exchange then held by such person and (b) applying the initial sales charge applicable to such aggregate. The privilege of the cumulative quantity discount is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.


         GROUP PURCHASES. An individual who is a member of a qualified group (as hereinafter defined) may also purchase Class A shares of a Fund at the reduced initial sales charge applicable to the group taken as a whole. The reduced initial sales charge is based upon the aggregate dollar value of Class A shares previously purchased and still owned by the group plus the securities currently being purchased and is determined as stated above under "Cumulative Quantity Discount". For example, if members of the group had previously invested and still held $90,000 of Class A shares and now were investing $15,000, the initial sales charge would be 3.50%. In order to obtain such discount, the purchaser or investment dealer must provide the Transfer Agent with sufficient information, including the purchaser's total cost, at the time of purchase to permit verification that the purchaser qualifies for a cumulative quantity discount, and confirmation that the order is subject to such verification. Information concerning the current initial sales charge applicable to a group may be obtained by contacting the Transfer Agent.

         A "qualified group" is one which: (a) has been in existence for more than six months; (b) has a purpose other than acquiring Class A shares at a discount; and (c) satisfies uniform criteria which enables the Distributor to realize economies of scale in its costs of distributing Class A shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Funds and the members, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to the Distributor, and must seek to arrange for payroll deduction or other bulk transmission of investments in the Funds. This privilege is subject to modification or discontinuance at any time with respect to all Class A shares purchased thereafter.

         LETTER OF INTENT. Investors in Class A shares may also qualify for reduced initial sales charges by signing a Letter of Intent (the "LOI"). This enables the investor to aggregate purchases of Class A shares of a Fund with purchases of Class A shares of any other fund in the Trust acquired by exchange, during a 13-month period. The initial sales charge is based on the total amount invested in Class A shares during the 13-month period. All Class A shares of the funds currently owned by the investor including the Funds, if any, will be credited as purchases (at their current offering prices on the date the LOI is signed) toward completion of the LOI. A 90-day back-dating period can be used to include earlier purchases at the investor's cost. The 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the LOI. A shareholder must notify the Transfer Agent or Distributor whenever a purchase is being made pursuant to a LOI.

         The LOI is not a binding obligation on the investor to purchase the full amount indicated; however, on the initial purchase, if required (or subsequent purchases if necessary), 5% of the dollar amount specified in the LOI will be held in escrow by the Transfer Agent in Class A shares registered in the shareholder's name in order to assure payment of the proper initial sales charge. If total purchases pursuant to the LOI (less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Transfer Agent an amount equal to the difference between the initial sales charge paid and the initial sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereunder. Shareholders will be paid distributions, either in additional shares or cash, upon such escrowed shares.


 METHODS OF PAYMENT


         BY CHECK. Investors who wish to purchase Class A or Class B shares directly from the Transfer Agent may do so by sending a completed purchase application (included with this Prospectus or obtainable from the Trust) to State Street Bank and Trust Company, Attn. [name of Fund], at P.O. Box 8507, Boston, Massachusetts 02266- 8507, accompanied by a check payable to the Fund, whose shares are being purchased, or the Transfer Agent for the account of the Fund in payment for the shares. Purchase applications sent to the Funds will be forwarded to the Transfer Agent, and will not be effective until received by the Transfer Agent.

         BY PRE-AUTHORIZED INVESTMENT PLAN. Investors who purchase Class A or Class B shares directly from the Transfer Agent may do so by pre-authorized investment plan (see "Pre-Authorized Investment Plan" on the Purchase Application) whereby your personal bank account is automatically debited and the appropriate Fund account is automatically credited with a periodic subsequent investment. Additional full and fractional shares are credited to your account on the date your personal bank checking account is debited. The minimum monthly investment is $100, and investors may choose to make their investment on or about the 5th or 15th day of each month.

         While investors may use this option to purchase Class A or Class B shares in their IRA or other retirement plan accounts, neither the Distributor nor State Street Bank and Trust Company will monitor the amount of contributions to ensure that they do not exceed the amount allowable for Federal tax purposes. State Street Bank and Trust Company will assume that all retirement plan contributions are being made for the tax year in which they are received.

         BY WIRE. Investors who purchase Class A or Class B shares directly from the Transfer Agent may also purchase shares by sending wire instructions to State Street Bank and Trust Company, ABA #0011 000 028, Beneficiary Information BNF--"The Tocqueville Trust", Demand Deposit Account Number--AC-99046260, Other Beneficiary Information OBI--"[name of Fund], Shareholder Name, and Shareholder Account Number. Purchases by wire may be subject to a service charge by the investor's bank. For additional instructions as to how to purchase by wire call
(800) 626-9402.


                              REDEMPTION OF SHARES


GENERAL INFORMATION


         A shareholder may redeem his Class A shares in a Fund at any time without charge. Class B shares are subject to the contingent deferred sales charge upon redemption.

         In order to redeem Class A or Class B shares purchased through Tocqueville Securities or a Selling Broker, the broker must be notified by telephone or mail to execute a redemption. A properly completed order to redeem Class A or Class B shares received by the broker's office will be executed at the net asset value next determined after receipt by the broker of the order. Redemption proceeds, minus any applicable contingent deferred sales charge, will be held in a shareholder's account with Tocqueville Securities unless the broker is instructed to remit all proceeds directly to the shareholder.

         Class A and Class B shares purchased through the Transfer Agent may be redeemed by the Transfer Agent at the next determined net asset value upon receipt of a request in good order. Payment will be made for redeemed shares, minus any applicable contingent deferred sales charge, as soon as practicable, but in no event later than three business days after receipt of a redemption notification in good order. If the shares being redeemed were purchased directly from the Transfer Agent by check, payment may be delayed for the minimum time needed to verify that the purchase check has been honored. This is not normally more than 15 days from the time of receipt of the check by the Transfer Agent. "Good order" means that the request complies with the following: (a) the request must be in writing, specifying the number of shares or amount of investment to be redeemed and sent to the Transfer Agent, Attn. [name of Fund] at P.O. Box 8507, Boston, Massachusetts 02266-8507; (b) where share certificates have been issued, a shareholder must endorse the certificates and include them in the redemption request; (c) signatures on the redemption request and on endorsed certificates submitted for redemption must be guaranteed by a commercial bank which is a member of the Federal Deposit Insurance Corporation, a trust company or a member firm (broker-dealer) of a national securities exchange (a notary public or a savings and loan association is not an acceptable guarantor); and, (d) the request must include any additional legal documents concerning authority and related matters in the case of estates, trusts, guardianships, custodianships, partnerships and corporations. Shares may not be redeemed by telephone. Any written requests sent to a Fund will be forwarded to the Transfer Agent and the effective date of a redemption request will be when the request is received by the Transfer Agent. Shareholders who purchased shares through the Transfer Agent may arrange for the proceeds of redemption requests to be sent by Federal Fund wire to a designated bank account by sending wiring instructions to State Street Bank and Trust Company, P.O. Box 8507, Boston, Massachusetts 02266-8507. Additional information regarding redemptions may be obtained by calling (800) 626-9402.

         Redemption of the Funds' shares or payments therefore may be suspended at such times (a) when the New York Stock Exchange is closed, (b) when trading on the New York Stock Exchange is restricted, (c) when an emergency exists which makes it impractical for a Fund to either dispose of securities or make a fair determination of net asset value, or (d) for such other period as the Securities and Exchange Commission may permit for the protection of a Fund's shareholders. There is no assurance that the net asset value received upon redemption will be greater than that paid by a shareholder upon purchase.

         The Funds reserve the right to close an account that has dropped below $5,000 in value for a period of three months or longer other than as a result of a decline in the net asset value per share. Shareholders are notified at least 60 days prior to any proposed redemption and are invited to add to their account if they wish to continue as shareholders of the Fund.



 CONTINGENT DEFERRED SALES CHARGES ON CLASS B SHARES


         A contingent deferred sales charge is imposed upon certain redemptions of Class B shares. The amount of any applicable contingent deferred sales charge will be calculated by multiplying the net asset value of such shares at the time of redemption by the applicable percentage shown in the table below:

                                               CONTINGENT DEFERRED SALES
                                             CHARGE AS A PERCENTAGE OF NET
     REDEMPTION DURING                         ASSET VALUE AT REDEMPTION

     1st Year Since Purchase...............            5%
     2nd Year Since Purchase...............            4%
     3rd Year Since Purchase...............            4%
     4th Year Since Purchase...............            3%
     5th Year Since Purchase...............            3%
     6th Year Since Purchase...............            2%
     7th Year Since Purchase...............            0%

         In determining the applicability and rate of any contingent deferred sales charge, Class B shares are redeemed on a first-in/first-out basis. The amount of the charge is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. Accordingly, redemption of Class B shares are not subject to a contingent deferred sales charge to the extent that the value of such shares represents capital appreciation of Fund assets.

         If a redeeming shareholder owns shares of both Class A and Class B, unless the shareholder specifically requests otherwise, the Class A shares will be redeemed before any Class B shares.

         The holding period of Class B shares acquired through an exchange with another fund of the Tocqueville Trust will be calculated from the date that the Class B shares were initially acquired in such fund and those Class B shares being redeemed will be considered to represent (i) capital appreciation in other funds to the extent applicable and (ii) then of shares held for the longest period of time. As a result, the contingent deferred sales charge imposed should be at the lowest possible rate. The amount of any contingent deferred sales charge imposed will reduce the gain or increase the loss on the amount realized on redemption for purposes of federal income taxes.


         WAIVER OF THE CONTINGENT DEFERRED SALES CHARGE. The contingent deferred sales charge for Class B shares will be waived, subject to confirmation of a shareholder's status, for: (i) a total or partial redemption made within one year of the death of the shareholder; (ii) a redemption in connection with a minimum required distribution from an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code; (iii) redemptions made from an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code through an established Automatic Redemption Plan, as discussed below; (iv) distributions from a qualified plan upon retirement; and (v) a redemption resulting from an over-contribution to an IRA.


         CONVERSION OF CLASS B SHARES. A shareholder's Class B shares will automatically convert to Class A shares (and thus be subject to the lowest expenses borne by Class A shares) in the seventh year after the date of purchase, together with the pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. The conversion will be effected at the relative net asset values per share of the two classes on the first business day of the month following the sixth anniversary of the original purchase occurs. If any exchanges of Class B shares during the six-year period occurred, the holding period for the shares exchanged will be counted toward the six-year period. At the time of the conversion the net asset value per share of the Class A shares may be higher or lower than the net asset value per share of the Class B shares; as a result, depending on the relative net asset values per share, a shareholder may receive fewer or more Class A shares than the number of Class B shares converted. A shareholder will not recognize gain or loss upon the conversion of Class B shares to Class A shares.


                             SHAREHOLDER PRIVILEGES

         AUTOMATIC REDEMPTION PLAN. A shareholder owning $10,000 or more of Class A or Class B shares of a Fund as determined by the then current net asset value may provide for the payment monthly or quarterly of any requested dollar amount (subject to limits) from his account. A sufficient number of full and fractional shares will be redeemed so that the designated payment is received on approximately the 1st day of the month following the end of the selected payment period. Class B shares will be subject to any contingent deferred sales charge.


         EXCHANGE PRIVILEGE. Subject to certain conditions, Class A and Class B shares of a Fund may be exchanged for the Class A and Class B shares, respectively, of another Fund of The Tocqueville Trust at such Fund's then current net asset value. No initial sales charge is imposed on the Class A shares being acquired, and no contingent deferred sales charge is imposed on the Class B shares being redeemed, through an exchange. The dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Fund acquired through such exchange. You should note that any such exchange, which may only be made in states where shares of the Funds in the Tocqueville Trust are qualified for sale, may create a gain or loss to be recognized for federal income tax purposes. Exchanges must be made between accounts having identical registrations and addresses. Exchanges may be authorized by telephone. In order to protect itself and shareholders from liability for unauthorized or fraudulent telephone transactions, the Funds will use reasonable procedures in an attempt to verify the identity of a person making a telephone exchange request. The Funds reserve the right to refuse a telephone exchange request if it believes that the person making the request is not the record owner of the shares being exchanged, or is not authorized by the shareholder to request the exchange. Shareholders will be promptly notified of any refused request for a telephone exchange. As long as these normal identification procedures are followed, neither the Funds nor its agents will be liable for loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone exchange privilege. You will not automatically be assigned this privilege unless you check the box on the Application which indicates that you wish to have the privilege. The exchange privilege may be modified or discontinued at any time.


                    DIVIDENDS, DISTRIBUTIONS, AND TAX MATTERS


         DIVIDENDS AND DISTRIBUTIONS. The Tocqueville Government Fund declares and pay dividends monthly. The Tocqueville Fund, The Tocqueville Small Cap Value Fund, The Tocqueville Asia-Pacific Fund, and The Tocqueville Europe Fund pay dividends annually. The Funds also distribute net capital gains (if any) annually. Dividends and distributions of both Class A and Class B shares may be reinvested in Class A shares at net asset value without an initial sales charge. Shareholders should indicate on the purchase application whether they wish to receive dividends and distributions in cash. Otherwise, all income dividends and capital gains distributions are automatically reinvested in the Fund making the distribution at the next determined net asset value unless the Transfer Agent receives written notice from an individual shareholder prior to the record date, requesting that the distributions and dividends be distributed to the investor in cash.


         TAX MATTERS. Each Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal
Revenue Code of 1986, as amended (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. It is each Fund's policy to distribute to shareholders all of its investment income (net of expenses) and any capital gains (net of capital losses) in accordance with the timing requirements imposed by the Code so that the Fund will satisfy the distribution requirement of Subchapter M and not be subject to federal income taxes or the 4% excise tax. If a Fund fails to satisfy any of the Code requirements for qualification as a regulated investment company, it will be taxed at regular corporate tax rates on all of its taxable income (including any capital gains) without any deduction for distributions to shareholders, and distributions to shareholders will be taxable as ordinary dividends (even if derived from a Fund's net long-term capital gains) to the extent of that Fund's current and accumulated earnings and profits.

         Distributions by a Fund of its net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are generally taxable to shareholders as ordinary income. These distributions are treated as dividends for federal income tax purposes. Because it is anticipated that The Tocqueville Asia-Pacific Fund's, The Tocqueville Europe Fund's and The Tocqueville Government Fund's investment income will not include dividends from domestic corporations, none of the ordinary income dividends paid by such Fund should qualify for the 70% dividends-received deduction for corporate shareholders. Distributions by a Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time a shareholder has held his shares.

         Portions of each Fund's investment income may be subject to foreign income taxes withheld at source. The economic effect of such withholding taxes or the total return of each Fund cannot be predicted. The Tocqueville Asia-Pacific Fund and The Tocqueville Europe Fund may elect to "pass through" to its shareholders these foreign taxes, in which event each shareholder will be required to include his pro rata portion thereof in his gross income, but will be able to deduct or (subject to various limitations) claim a foreign tax credit for such amount.

         Distributions by a Fund to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of the Fund. In general, distributions by a Fund are taken into account by the shareholders in the year in which they are made. However, certain distributions made during January will be treated as having been paid by the Fund and received by the shareholders on December 31 of the preceding year. A statement setting forth the federal income tax status of all distributions made or deemed made during the year, including any amount of foreign taxes "passed through", will be sent to shareholders promptly after the end of each year. A shareholder who purchases shares of a Fund just prior to the record date will be taxed on the entire amount of the dividend received, even though the net asset value per share on the date of such purchase may have reflected the amount of such dividend.

         A shareholder will recognize gain or loss upon the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. Any loss recognized upon a taxable disposition of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain dividends received on such shares. All or a portion of any loss recognized upon a taxable disposition of shares of a Fund may be disallowed if other shares of the Fund are purchased within 30 days before or after such disposition.

         Ordinary income dividends paid to non-resident alien or foreign entity shareholders generally will be subject to United States withholding tax at a rate of 30% (or lower rate under an applicable treaty). Foreign shareholders are urged to consult their own tax advisers concerning the applicability of United States withholding taxes.

         Under the backup withholding rules of the Code, certain shareholders may be subject to 31% withholding of federal income tax on ordinary income dividends, capital gain dividends and redemption payments made by the Funds. In order to avoid this backup withholding, a shareholder must provide the Funds with a correct taxpayer identification number (which for most individuals is their Social Security number) and certify that it is a corporation or otherwise exempt from or not subject to backup withholding.

         The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, a prospective shareholder should also review the more detailed discussion of federal income tax considerations relevant to the Funds that is contained in the Statement of Additional Information. In addition, each prospective shareholder should consult with his own tax adviser as to the tax consequences of investments in the Funds, including the application of state and local taxes which may differ from the federal income tax consequences described above.


               ORGANIZATION AND DESCRIPTION OF SHARES OF THE TRUST

         The Trust was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts. The Trust's Declaration of Trust filed September 17, 1986, permits the Trustees to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share in the Trust in an unlimited number of series of shares. On August 19, 1991, the Declaration of Trust was amended to change the name of the Trust to "The Tocqueville Trust," and on August 4, 1995, the Declaration of Trust was amended to permit the division of a series into classes of shares. Each share of beneficial interest has one vote and shares equally in dividends and distributions when and if declared by a Fund and in a Fund's net assets upon liquidation. All shares, when issued, are fully paid and nonassessable. There are no preemptive or conversion rights. Fund shares do not have cumulative voting rights and, as such, holders of at least 50% of the shares voting for trustees can elect all trustees and the remaining shareholders would not be able to elect any trustees. The Board of Trustees may classify or reclassify any unissued shares of the Trust into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act.

         There will not normally be annual shareholder meetings. Shareholders may remove trustees from office by votes cast at a meeting of shareholders or by written consent.


               CUSTODIAN, TRANSFER AGENT AND DIVIDEND PAYING AGENT

         State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for each Fund's portfolio securities and cash, and as Transfer and Dividend Paying Agent, and in those capacities maintains certain financial and accounting books and records pursuant to agreements with the Trust. Its mailing address is P.O. Box 8507, Boston, Massachusetts 02266-8507.

         Transfer and Dividend Paying Agent functions have been delegated to and are being performed by Boston Financial Data Services, Inc., an affiliate of State Street Bank and Trust Company.


                       COUNSEL AND INDEPENDENT ACCOUNTANTS

         Kramer, Levin, Naftalis, Nessen, Kamin & Frankel, 919 Third Avenue, New York, N.Y. 10022, is counsel for the Trust. McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, N.Y. 10017-2416, has been appointed independent accountants for the Trust.


                              SHAREHOLDER INQUIRIES

         Shareholder inquiries should be directed to 1675 Broadway, New York, New York 10019, Attention: [name of Fund], or may be made by calling (800) 626-9402.


                                OTHER INFORMATION

         This Prospectus omits certain information contained in the registration statement filed with the Securities and Exchange Commission. Copies of the registration statement, including items omitted herein, may be obtained from the Commission by paying the charges prescribed under its rules and regulations. The Statement of Additional Information included in such registration statement may be obtained without charge from the Trust.

         No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and information or representations not herein contained, if given or made, must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer or solicitation in any jurisdiction in which such offering may not lawfully be made.

         The Code of Ethics of the Investment Advisor and the Funds prohibits all affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of a Fund's planned portfolio transactions. The objective of the Code of Ethics of both the Funds and Investment Advisor is that their operations be carried out for the exclusive benefit of a Fund's shareholders. Both organizations maintain careful monitoring of compliance with the Code of Ethics.

         INVESTMENT ADVISOR                         THE TOCQUEVILLE FUND
 Tocqueville Asset Management L.P.
           1675 Broadway                   THE TOCQUEVILLE SMALL CAP VALUE FUND
      New York, New York 10019
     Telephone: (212) 698-0800                        THE TOCQUEVILLE
     Telecopier: (212) 262-0154                     ASIA-PACIFIC FUND

            DISTRIBUTOR                              THE TOCQUEVILLE
    Tocqueville Securities L.P.                           EUROPE FUND
           1675 Broadway
      New York, New York 10019                                AND
     Telephone: (800) 697-3863
     Telecopier: (212) 262-0154                  THE TOCQUEVILLE GOVERNMENT FUND


      SHAREHOLDERS' SERVICING,                             Series of
                                                     The Tocqueville Trust
    CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
           P.O. Box 8507
  Boston, Massachusetts 02266-8507
     Telephone: (800) 626-9402


         BOARD OF TRUSTEES
     Francois Sicart -- Chairman                       February 28, 1996
        Bernard F. Combemale
         James B. Flaherty
            Inge Heckel                                    Prospectus
       Robert W. Kleinschmidt
        Francois Letaconnoux

STATEMENT OF ADDITIONAL INFORMATION -  February 28, 1996




                              THE TOCQUEVILLE TRUST


         The Tocqueville Trust (the "Trust") is a Massachusetts business trust consisting of five separate funds (the "Fund" or the "Funds"). Each Fund is an open-end, diversified management investment company with a different investment objective. The Tocqueville Fund's investment objective is long-term capital appreciation primarily through investments in securities of United States issuers. The Tocqueville Small Cap Value Fund's (the "Small Cap Fund") investment objective is long-term capital appreciation primarily through investments in securities of small-capitalization United States issuers. The Tocqueville Asia-Pacific Fund's (the "Asia-Pacific Fund") investment objective is long-term capital appreciation consistent with preservation of capital primarily through investment in securities of issuers located in Asia and the Pacific Basin. The Tocqueville Europe Fund's (the "Europe Fund") investment objective is long-term capital appreciation consistent with preservation of capital primarily through investment in securities of issuers located in Europe. The Tocqueville Government Fund's (the "Government Fund") investment objective is to provide high current income consistent with the maintenance of principal and liquidity through investments in obligations issued or guaranteed by the U.S. Treasury, agencies of the U.S. Government or instrumentalities that have been established or sponsored by the U.S. Government. In each Fund, there is minimal emphasis on current income.

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Trust's current Prospectuses, copies of which may be obtained by writing The Tocqueville Trust, 1675 Broadway, New York, New York 10019 or calling (800) 697-3863.


         This Statement of Additional Information relates to Trust's Prospectus which is dated February 28, 1996.



                                TABLE OF CONTENTS
                                                             PAGE

Investment Objective, Policy and Risks.......................  2
Investment Restrictions......................................  6
Management...................................................  8
Investment Advisor and Investment Advisory Agreements.......  10
Distribution Plans........................................... 11
Administrative Services Plan................................  12
Portfolio Transactions and Brokerage......................... 13
Allocation of Investments.................................... 13
Computation of Net Asset Value............................... 13
Purchase and Redemption of Shares............................ 14
Tax Matters.................................................. 14
Performance Calculation...................................... 21
General Information.......................................... 22
Reports  .................................................... 23
Financial Statements......................................... 23

                     INVESTMENT OBJECTIVE, POLICY AND RISKS


THE TOCQUEVILLE FUND

           As described in the Trust's Prospectus, The Tocqueville Fund invests in common stocks of United States issuers. The Tocqueville Fund will invest not only in major corporations whose shares are listed on the New York Stock Exchange or the American Stock Exchange, but it will also invest in securities traded on regional exchanges or in the over-the-counter market.


           The Fund may invest up to 25% of its total assets in common stock of foreign companies which are traded in the United States or purchase American Depository Receipts (ADR's) which are certificates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank. The Fund also may invest up to 10% of its total assets in gold bullion only from U.S. institutions.

           The Fund may enter into repurchase agreements with domestic broker-dealers, banks and financial institutions, but may not invest more than 5% of its net assets in repurchase agreements. A repurchase agreement is a contract pursuant to which the Fund, against receipt of securities of at least equal value, agrees to advance a specified sum to a broker-dealer, bank or financial institution which agrees to reacquire the securities at a mutually agreed upon time and price. Repurchase agreements, which are usually for short periods of one week or less, enable the Fund to invest its cash reserves at fixed rates of return. The Fund may enter into repurchase agreements with domestic broker-dealers, banks and other financial institutions, provided the Fund receives as collateral securities whose market value at least equals the amount of the institution's repurchase obligation and provided the Fund's custodian always has physical possession of such securities or there is evidence of a book entry transfer to the account of the custodian. To minimize the risk of loss, the Fund will enter into repurchase agreements only with institutions and dealers which the Board of Trustees consider to be creditworthy. The Investment Advisor will monitor the creditworthiness of such institutions and dealers. If an institution enters into an insolvency proceeding, the resulting delay in liquidation of securities serving as collateral could cause the Fund some loss, as well as legal expense, if the value of the securities declined prior to liquidation.

THE TOCQUEVILLE SMALL CAP VALUE FUND

           In the pursuit of its objective, the Fund invests substantially all and normally no less than 65% of its assets in a diversified portfolio consisting of common stocks of small capitalization United States companies that are considered by the Investment Advisor to be strong proprietary businesses, to be either out of favor or less well known in the financial community, or to be undervalued in relation to either their potential long-term growth or earning power. Companies with market capitalizations of less than $1 billion are deemed to have a small capitalization and to be generally less well known. Strong proprietary businesses generally have some but not necessarily all of the following characteristics: capable management, good finances, strong manufacturing, broad distribution, and, lastly, products which are somewhat differentiated from their competitors. Generally, stocks which have underperformed market indices such as the Standard & Poor's Composite Index for at least one year and companies which have a historically low stock price in relation to such factors as sales, potential earnings or underlying assets will be considered by the Investment Advisor to be out of favor.

           The Investment Advisor searches for companies based on its judgment of relative value and growth potential. The growth potential and earning power of a company will be evaluated by the Investment Advisor on the basis of past growth and profitability, as reflected in its financial statements, on the basis of potential new products resulting from research and development spending, or on the Investment Advisor's conclusion that the company has achieved better results than similar companies in a depressed industry which the Investment Advisor believes will improve within the next two years. There is no assurance that the Investment Advisor's evaluation will be accurate in its selection of stocks for the Fund's portfolio or that the Fund's objectives will be

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achieved.  If the stocks in which the Fund invests never attain their  perceived potential or if the valuation of such stocks in the marketplace does not in fact reflect significant undervaluation, there may be little or no appreciation or, instead, a depreciation in the value of such stocks.

           The Fund does not intend to engage in short-term trading on an ongoing basis. Current income is not an objective of the Fund, and any current income derived from the portfolio will be incidental. However, when in the Investment Advisor's opinion, economic or market conditions warrant a temporary defensive position, the Fund may invest up to 100% of its assets in U.S. government securities such as Treasury bills, notes and bonds; cash; or certificates of deposit, time deposits, bankers' acceptances and other short-term debt instruments.


           The Fund may invest up to 25% of its total assets in common stock of foreign companies which are traded in the United States or purchase American Depository Receipts (ADR's), which are certificates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with such banks or correspondent banks. In addition, the Fund may invest up to 5% of its net assets in repurchase agreements which are fully collateralized by obligations of the U.S. Government or obligations of its agencies or instrumentalities, or short-term money market securities. The Fund will not invest in repurchase agreements with maturities in excess of seven days. The Fund may also invest up to 10% of its total assets in investment grade debt instruments convertible into common stock. The Fund may, from time to time, borrow up to 10% of the value of its total assets from banks at prevailing interest rates as a temporary measure for extraordinary or emergency purposes.


THE TOCQUEVILLE ASIA-PACIFIC FUND AND THE TOCQUEVILLE EUROPE FUND

           The investment objective of the Asia-Pacific Fund is long-term capital appreciation consistent with preservation of capital primarily through investment in securities of issuers located in Asia and the Pacific Basin. As more fully described in the Trust's Prospectus, the Investment Advisor may invest the Fund's assets in securities of issuers domiciled in any country. However, under normal conditions investments will be made in Asia and the Pacific Basin countries. Pacific Basin countries are Australia, Hong Kong, Indonesia, Japan, Malaysia, New Zealand, Republic of Korea, Singapore, Taiwan, Thailand and the Philippines. Asian countries are India and the Peoples Republic of China, which is accessed through Pacific Basin countries (as described above), most notably Hong Kong. The Investment Advisor believes that it will usually have assets invested in most of the countries located in Asia and the Pacific Basin; however, under normal market conditions the Fund will be invested in a minimum of five countries. Investments will not normally be made in securities of issuers located in the United States or Canada.

           The  investment  objective  of the Europe Fund is  long-term  capital appreciation consistent with preservation of capital primarily through investment in securities of issuers located in Europe. As more fully described in the Trust's Prospectus, the Investment Advisor may invest the Fund's assets in securities of issuers domiciled in any country. However, under normal conditions investments will be made in Europe. The European countries are Austria, Belgium, Denmark, England, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and Turkey. The Investment Advisor believes that it will usually have assets invested in most of Europe; however, under normal market conditions the Fund will be invested in a minimum of five countries. Investments will not normally be made in securities of issuers located in the United States or Canada.

           When allocating investments among individual countries, the Investment Advisor will consider various criteria that in its view are deemed relevant based on its experience, such as the relative economic growth potential of the various economies and securities regions, expected levels of inflation, government policies influencing business conditions, and the outlook for currency relationships.

THE TOCQUEVILLE GOVERNMENT FUND

           The Tocqueville Government Fund's investment objective is to provide high current income consistent with the maintenance of principal and liquidity through investments in obligations issued or guaranteed by the U.S. Treasury, agencies of the U.S. Government or instrumentalities that have been established or sponsored by the U.S. Government. In pursuit of its objective, the Fund intends to invest at least 85% of its assets in short and intermediate-term securities backed by the full faith and credit of the U.S. Government. Also, at least 65% of the Fund's assets will be invested in U.S. Treasury bills, notes and bonds. The dollar-weighted average maturity of the Fund is expected to range from 0 to 12 years. The balance of the Fund's assets may be invested in obligations issued or guaranteed by the U.S. Treasury, agencies of the U.S. Government or instrumentalities that have been established or sponsored by the U.S. Government, as well as in repurchase agreements collateralized by such securities. The Fund may also invest in bond (interest rate) futures and options to a limited extent.

           The Fund may invest up to 20% of its assets in Government National Mortgage Association pass-through certificates ("GNMA"). GNMA pass-through certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. Monthly mortgage payments of both interest and principal "pass through" from homeowners to certificate investors, such as the Fund. The Fund reinvests the principal portion in additional securities and distributes the interest portion as income to the Fund's shareholders. Under normal circumstances, GNMA certificates are expected to provide higher yields than U.S. Treasury securities of comparable maturity.

           The mortgage loans underlying GNMA certificates--issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations--are either insured by the Federal Housing Administration (FHA) or guaranteed by the Veterans Administration (VA). Each pool of mortgage loans must also be approved by GNMA, a U.S. Government corporation within the U.S. Department of Housing and Urban Development. Once GNMA approval is obtained, the timely payment of interest and principal on each underlying mortgage loan is guaranteed by the "full faith and credit" of the U.S. Government.

           The Fund also may invest up to 15% of its assets in: (i) fixed rate or adjustable rate mortgage-backed securities issued or guaranteed by the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), and (ii) collateralized mortgage obligations ("CMOs").

           1.  WRITING COVERED CALL OPTIONS ON SECURITIES AND STOCK INDICES

           The Asia-Pacific Fund, the Europe Fund and the Government Fund may write covered call options on optionable securities or stock indices of the types in which they are permitted to invest from time to time as their Investment Advisor determines is appropriate in seeking to attain their objective. Call options written by a Fund gives the holder the right to buy the underlying securities or index from the Fund at a stated exercise price. Options on stock indices are settled in cash.

           The Asia-Pacific Fund, the Europe Fund and the Government Fund may write only covered call options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities or cash satisfying the cover requirements of securities exchanges).


           The Asia-Pacific Fund , the Europe Fund and the Government Fund will receive a premium for writing a covered call option, which increases the return of a Fund in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security or index to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security or index. By writing a covered call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security or index above the exercise price of the option.

           The Asia-Pacific Fund , the Europe Fund and the Government Fund may terminate an option that they have written prior to the option's expiration by entering into a closing purchase transaction in which an option is purchased having the same terms as the option written. A Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security (or securities) owned by a Fund.


           2.  PURCHASING PUT AND CALL OPTIONS ON SECURITIES AND STOCK INDICES


           The Asia-Pacific Fund and the Europe Fund may purchase put options to protect their portfolio holdings in an underlying stock index or security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security or index at the put exercise price regardless of any decline in the underlying market price of the security or index. In order for a put option to be profitable, the market price of the underlying security or index must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security or index by the premium paid for the put option and by transaction costs, but it will retain the ability to benefit from future increases in market value.

           The Asia-Pacific Fund and the Europe Fund may also purchase call options to hedge against an increase in prices of stock indices or securities that they want ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security or index at the exercise price regardless of any increase in the underlying market price of the security or index. In order for a call option to be profitable, the market price of the underlying security or index must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, a Fund will reduce any profit it might have realized had it bought the underlying security or index at the time it purchased the call option by the premium paid for the call option and by transaction costs, but it limits the loss it will suffer if the security or index declines in value to such premium and transaction costs.


           3.  BORROWING


           Each Fund may, from time to time, borrow up to 10% of the value of its total assets from banks at prevailing interest rates as a temporary measure for extraordinary or emergency purposes . A Fund may not purchase securities while borrowings exceed 5% of the value of its total assets.


           4.  REPURCHASE AGREEMENTS


           Each Fund may enter into repurchase agreements subject to resale to a bank or dealer at an agreed upon price which reflects a net interest gain for the Fund. The Funds will receive interest from the institution until the time when the repurchase is to occur.


           The Funds will always receive as collateral U.S. Government or short-term money market securities whose market value is equal to at least 100% of the amount invested by a Fund, and the Funds will make payment for such securities only upon the physical delivery or evidence by book entry transfer to the account of its custodian. If the seller institution defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines and it might incur disposition costs in liquidating the collateral. The Funds attempt to minimize such risks by entering into such transactions only with well-capitalized financial institutions and specifying the required value of the underlying collateral. The Funds will not invest in repurchase agreements with maturities in excess of seven days.

CONCLUSION

           Unlike the fundamental investment objective of each Fund set forth on the cover page of this Statement and the investment restrictions set forth below, which may not be changed without shareholder approval, the Funds have the right to modify the investment policies described above without shareholder approval.


                             INVESTMENT RESTRICTIONS

           The following fundamental policies and investment restrictions have been adopted by the Funds and except as noted, such policies and restrictions cannot be changed without approval by the vote of a majority of the outstanding voting securities of a Fund, as defined by the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds may not:

         (1) issue senior securities;

         (2) concentrate their investments in particular industries. No more than 25% of the value of a Fund's assets will be invested in any one industry;

         (3) with respect to 75% of the value of a Fund's assets, purchase any securities (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of any one issuer, or more than 10% of the outstanding voting securities of any one issuer would be owned by the Fund;

         (4) make loans of money or securities other than (a) through the purchase of publicly distributed bonds, debentures or other corporate or governmental obligations, (b) by investing in repurchase agreements, and (c) by lending its portfolio securities, provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

         (5) borrow money in excess of 10% of the value of a Fund's total assets from banks. A Fund may not purchase securities while borrowings exceed 5% of the value of its total assets;

         (6) buy or sell real estate, commodities, or commodity contracts, except a Fund may purchase or sell futures or options on futures;

         (7) underwrite securities;

         (8) invest in precious metals other than in accordance with a Fund's investment objective and policy, if as a result the Fund would then have more than 10% of its total assets (taken at current value) invested in such precious metals;

         (9) participate in a joint investment account.


           The following restrictions are non-fundamental and may be changed by the Funds' Board of Trustees. Pursuant to such restrictions, the Funds will not:

         (1) make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund;

         (2) invest for purposes of exercising control or management;

         (3) purchase or retain securities of an issuer when one or more officers and Trustees of the Fund or of the Fund's Investment Advisor, or a person owning more than 10% of the shares of either, own beneficially more than 1/2 of 1% of the securities of such issuer and such persons owning more than 1/2 of 1% of such securities together own beneficially more than 5% of the securities of such issuer;

         (4) purchase the securities of any other investment company, if a purchasing Fund, immediately after such purchase or acquisition, owns in the aggregate, (i) more than 3% of the total outstanding voting stock of such investment company, (ii) securities issued by such investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund, or (iii) securities issued by such investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund;

         (5) purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals;

         (6) invest more than 10% of a Fund's total assets in the securities of any company which, including its predecessors, has not been in business for at least three years;

         (7)  invest  more  than  10%  of  its  total  net  assets  in  illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, shall not be deemed illiquid solely by reason of being unregistered. The Investment Advisor shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors;

         (8) except The Tocqueville Asia-Pacific Fund and The Tocqueville Europe Fund, invest in securities of foreign issuers other than in accordance with the respective Fund's investment objective and policy, if as a result a Fund would then have more than 25% of its total assets (taken at current value) invested in such foreign securities; and

         (9) except The Tocqueville Fund and The Tocqueville Small Cap Value Fund, invest in warrants if, at the time of acquisiton, the investment in warrants, valued at the lower of cost or market value, would exceed 5% of a Fund's net assets. For purposes of this restriction, warrants acquired by a Fund in units or attached to securities may be deemed to be without value.


STATE AND FEDERAL RESTRICTIONS


           In order to comply with certain federal and state statutes and regulatory policies, as a matter of operating policy, each Fund will not: (1) invest in oil, gas and other mineral leases; (2) purchase or sell real property, including limited partnership interests; and (3) invest more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange nor more than 5% of its net assets in warrants. Such warrants will be valued at the time of acquisition at the lower of cost or market value. Although these policies are not fundamental and may be changed by The Tocqueville Trust's Board of Trustees without shareholder approval, these policies will remain in effect until the federal government or a state either amends or appeals applicable statutes and regulatory policies.


                                   MANAGEMENT

           The overall management of the business and affairs of each Fund is vested with the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust or each Fund and persons or companies furnishing services to the Funds, including a Fund's agreement with an investment advisor, custodian and transfer agent. The day-to-day operations of the Funds are delegated to each Fund's officers subject always to the investment objectives and policies of each Fund and to general supervision by the Trust's Board of Trustees.

           The Trustees and officers and their principal occupations are noted below. Unless otherwise indicated the address of each Trustee and executive officer is 1675 Broadway, New York, New York 10019.

FRANCOIS DANIEL SICART,* CHAIRMAN, PRINCIPAL EXECUTIVE OFFICER AND TRUSTEE. Chairman and Chief Executive Officer, Tocqueville Management Corporation, the General Partner of Tocqueville Asset Management L.P. and Tocqueville Securities L.P. from January, 1990 to present; Chairman and Chief Executive Officer, Tocqueville Asset Management Corp. from December, 1985 to January, 1990; Vice Chairman of Tucker Anthony Management Corporation, from 1981 to October 1986; Vice President (formerly general partner) and other positions with Tucker Anthony, Inc. from 1969 to January, 1990.

JAMES B. FLAHERTY, TRUSTEE. President and Partner, Troutbeck Conference Center and Country Inn from October, 1979 to present; Vice President, Leedsville Realty and Construction Corp. from 1980 to present; Associate Creative Director, Young and Rubicam Advertising, and Dentsu, Young and Rubicam from March, 1983 to February, 1985; Creative Director and Senior Vice President, Tinker Campbell Ewald from October, 1977 to November, 1980; Partner/owner of Freshfields
Restaurant, W. Cornell, CT; President/Creative Director of JBF Ltd., an advertising company.

INGE HECKEL, TRUSTEE. Management Consultant, 1988 to present; Executive Director, Princess Grace Foundation U.S.A. from June, 1986 to September, 1988; Vice President and Assistant Secretary, The Asia Society from September, 1984 to June, 1986; Executive Director, Metropolitan Boston Zoos from September, 1982 to July, 1984; President, Bradford College, Bradford, Massachusetts from September, 1979 to June, 1982; Trustee of Bradford College; Former Director and Chairman, Public Relations Committee, International Counsel of Museums (UNESCO); Former Director, BayBank/Merrimack Valley; Member, Art Advisory Board, Mount Holyoke College Art Museum.

ROBERT KLEINSCHMIDT,* PRESIDENT, PRINCIPAL OPERATING OFFICER AND TRUSTEE. President, Tocqueville Asset Management L.P. from January, 1994 to present and Managing Director from July, 1991 to January, 1994. Partner, David J. Greene & Co., May, 1978 to July, 1991. Assistant Vice President, Irving Trust Co., July, 1976 to May, 1978.

FRANCOIS LETACONNOUX, TRUSTEE. President, Lepercq de Neuflize & Co. from July, 1993 to present; Director, Lepercq 99 First Management Inc. from 1988 to present; Director, Lepercq de Neuflize & Co., Inc. from 1988 to present (investment bank); Managing Director, Lepercq Capital Partners (real estate investment firm), from 1974 to present.

--------
*     Interested person of the Funds as defined in the 1940 Act.

BERNARD F. COMBEMALE, TRUSTEE. Investment Management Consultant, 1981 to present; Chairman and Chief Executive Officer, Trusthouse Forte Inc., 1984 to 1988; Chairman of the Executive Committee & Director, Western World Insurance Company, 1981 to present; Director, Westco Holding Corporation, 1981 to present; Director, The French-American Foundation, 1980 to present; Trustee, The Princess Grace Foundation -U.S.A., 1980 to present.

JOSEPH COOPER, SECRETARY AND TREASURER. Vice President and Treasurer, Tocqueville Management Corporation, the General Partner of Tocqueville Asset Management L.P. and Tocqueville Securities L.P. from January, 1990 to present. Vice President, Treasurer and Chief Financial Officer, Tocqueville Asset Management Corporation from December, 1985 to February, 1990. Self-employed as a public accountant.

KIERAN LYONS, VICE PRESIDENT AND PRINCIPAL FINANCIAL OFFICER. Chief Financial Officer, Tocqueville Management Corporation, the General Partner of Tocqueville Asset Management L.P. and Tocqueville Securities L.P. from January, 1992 to present. Certified Public Accountant, Pegg & Pegg, February, 1985 to January, 1992.

           Under the terms of the Massachusetts General Corporation Law, the Funds may indemnify any person who was or is a Trustee, officer or employee of each Fund to the maximum extent permitted by the Massachusetts General
Corporation Law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Funds only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Board of Trustees, by a majority vote of a quorum which consists of Trustees who are neither "interested persons" of the Trust, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding, or (ii) if the required quorum is not obtained or if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by a Fund to any Trustee or officer of the Fund for any liability to a Fund or it shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.


           The Funds do not pay direct remuneration to any officer of a Fund. As of December 31, 1995, the Trustees and officers as a group owned beneficially 7.96% of The Tocqueville Fund's outstanding shares, 0% of the Asia-Pacific Fund's outstanding shares, 0.08% of the Europe Fund's outstanding shares, and 0% of the Small Cap Fund's outstanding shares, all of which were acquired for investment purposes. Certain of the Trustees and officers may have investment discretion for institutional and private accounts which own shares of the Funds, however the Trustees and officers do not have the power to vote such shares and have disclaimed beneficial ownership of such shares. For the fiscal year ended October 31, 1995, the Trust paid the "disinterested" Trustees $12,000; each disinterested Trustee received $750 per quarter, notwithstanding the number of Board Meetings and Audit Committee Meetings attended. "Interested" Trustees do not receive Trustees' fees. The Trust did not reimburse Trustee expenses.

           The table below illustrates the compensation paid to each Trustee for the Trust's most recently completed fiscal year:



                                       Pension or                          Total
                                       Retirement                          Compenation
                       Aggregate       Benefits Accrued  Estimated Annual  from Fund and
Name of Person,        Compensation    as Part of Fund   Benefits Upon     Fund Complex
Position               from Fund       Expenses          Retirement        Paid to Trustees

Francois Sicart               $0         $0                $0                  $0

Bernard F. Combemale      $3,000         $0                $0              $3,000

James B. Flaherty         $3,000         $0                $0              $3,000

Inge Heckel               $3,000         $0                $0              $3,000

Robert Kleinschmidt           $0         $0                $0                  $0

Francois Letaconnoux      $3,000         $0                $0              $3,000







              INVESTMENT ADVISOR AND INVESTMENT ADVISORY AGREEMENTS

           Tocqueville Asset Management L.P. (the "Investment Advisor"), 1675 Broadway, New York, New York 10019, acts as the Investment Advisor to each Fund under a separate investment advisory agreement (the "Agreement" or "Agreements"). Each Agreement provides that the Investment Advisor identify and analyze possible investments for each Fund, determine the amount and timing of such investments, and the form of investment. The Investment Advisor has the responsibility of monitoring and reviewing each Fund's portfolio, and, on a regular basis, to recommend the ultimate disposition of such investments. It is the Investment Advisor's responsibility to cause the purchase and sale of securities in each Fund's portfolio, subject at all times to the policies set forth by the Trust's Board of Trustees. In addition, the Investment Advisor also provides certain administrative and managerial services to the Funds.


           The Investment Advisor receives a fee from The Tocqueville Fund and the Small Cap Fund, payable monthly, for the performance of its services at an annual rate of .75% on the first $100 million of the average daily net assets of such Fund, .70% of average daily net assets in excess of $100 million but not exceeding $500 million, and .65% of average daily net assets in excess of $500 million. The Investment Advisor receives a fee from the Asia-Pacific Fund and the Europe Fund, payable monthly, for the performance of its services at an annual rate of 1.00% on the first $50 million of the average daily net assets of each Fund, respectively, .75% of the average daily net assets in excess of $50 million but not exceeding $100 million and .65% of such assets in excess of $100 million. The Investment Advisor receives a fee from the Government Fund, payable monthly, for the performance of its services at an annual rate of .50% on the first $500 million of the average daily net assets of the Fund, .40% of average daily net assets in excess of $500 million but not exceeding $1 billion, and
 .30% of average daily net assets in excess of $1 billion. The fee is accrued daily for the purposes of determining the offering and redemption price of such Fund's shares. Each fee is accrued daily for the purposes of determining the offering and redemption price of such Fund's shares. The advisory fees are higher than that paid by most investment companies but the Board of Trustees believes it to be reasonable in light of the services each Fund receives thereunder. For the years ended October 31, 1993 , 1994 and 1995, The

--------

Tocqueville Fund paid advisory fees to the Investment Advisor of $181,449, $219,470, and $240,219 respectively. For the years ended October 31, 1993, 1994 and 1995, the Asia-Pacific Fund paid advisory fees to the Investment Advisor of $30,063, $0 and $0, respectively. For the fiscal years ended October 31, 1994 and 1995, the Investment Advisor waived the advisory fee. If the Investment Advisor had not waived its fee, the Asia-Pacific Fund would have paid advisory fees to the Investment Advisor of $44,646 and $48,530, respectively. For the period August 1, 1994 to October 31, 1994 and the fiscal year ended October 31, 1995, the Europe Fund paid advisory fees to the Investment Advisor of $0 and $0, respectively, because the Investment Advisor waived its advisory fee. If the Investment Advisor had not waived its fee, the Europe Fund would have paid advisory fees to the Investment Advisor of $4,201 and $35,890. For the period August 1, 1994 to October 31, 1994 and the fiscal year ended October 31, 1995, the Small Cap Fund paid investment advisory fees to the Investment Advisor of $0 and $58,456, respectively, because the Investment Advisor waived either part or all of its advisory fee. If the Investment Advisor had not waived its fee, the Small Cap Fund would have paid advisory fees to the Investment Advisor of $11,420 and $62,602, respectively. Finally, for the period August 14, 1995 to October 31, 1995, the Government Fund paid advisory fees to the Investment Advisor of $0, because the Investment Advisor waived its advisory fee. If the Investment Advisor had not waived its fee, the Government Fund would have paid advisory fees to the Investment Advisor of $3,453.


           The Investment Advisor's fees will be reduced for any fiscal year by any amount necessary to prevent each Fund's expenses from exceeding the most restrictive expense limitation imposed by the securities laws or regulations of any state or jurisdiction in which each Fund's shares are registered or qualified for sale. Currently, the most restrictive of such expense limitations would require the Investment Advisor to reduce its fee so that ordinary expenses (excluding interest, taxes, brokerage commissions and fees, international custody fees and extraordinary expenses such as litigation) for any fiscal year do not exceed 2.5% of the first $30 million of a Fund's average daily net assets, plus 2.0% of the next $70 million, plus 1.5% of a Fund's average daily net assets in excess of $100 million. Any expense reduction will be estimated and accrued daily and will be subject to readjustment during the year. The amount of any such reduction shall be deducted from the monthly advisory fee, or if such amount exceeds the monthly fee otherwise payable, the Investment Advisor will repay such excess promptly.

           Under the terms of the Agreements, each Fund pays all of its expenses (other than those expenses specifically assumed by the Investment Advisor and each Fund's distributor) including the costs incurred in connection with the maintenance of its registration under the Securities Act of 1933, as amended, and the 1940 Act, printing of prospectuses distributed to shareholders, taxes or governmental fees, brokerage commissions, custodial, transfer and shareholder servicing agents, expenses of outside counsel and independent accountants, preparation of shareholder reports, and expenses of Trustee and shareholder meetings.

           Each Agreement may be terminated without penalty on 60 days' written notice by a vote of the majority of the Trust's Board of Trustees or by the Investment Advisor, or by holders of a majority of each Fund's outstanding shares. Each Fund's Agreement will continue for two years from its effective date and from year-to-year thereafter provided it is approved, at least annually, in the manner stipulated in the 1940 Act. This requires that each Agreement and any renewal thereof be approved by a vote of the majority of the Fund's Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval.


                               DISTRIBUTION PLANS

           Each Fund has adopted a distribution plan for Class A and a distribution plan for Class B shares (each a "Plan"). The Class A Plan provides that a Fund may incur distribution expenses related to the sale of Class A shares of up to .25% per annum of such Fund's average daily net assets. The Class B Plan provides that a Fund may incur distribution expenses related to the sale of Class B shares of up to .75% per annum of such Fund's average daily net assets, of which (i) up to .25% of the average daily net assets attributable to the Class B shares is payable as service fees to the distributor, brokers and servicing agents having agreements with
the   distributor  or  Investment   Advisor  for  the  provision  of  continuing
shareholder services to customers of such financial intermediaries who own Class B shares, and (ii) any amount remaining (being at least .50% of average daily net assets attributable to the Class B shares) is payable to the distributor or brokers during a fiscal year. With respect to Class B shares, because of the
 .75%  annual   limitation  on  the  compensation  paid  during  a  fiscal  year, compensation relating to a large portion of the commissions attributable to sales of Class B shares in any one year will be paid by a Fund to the distributor in fiscal years subsequent thereto. In determining whether to purchase Class B shares, investors should consider that daily compensation payments and continue until the Distributor has been reimbursed for the commissions paid on the sales of Class B shares.


           Each plan provides that a Fund may finance activities which are primarily intended to result in the sale of each Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents including Tocqueville Securities L.P. ("Tocqueville Securities") who enter into agreements with each Fund or its distributor. The Class B Plan also provides that a Fund may finance any other expenses primarily intended to result in the sale of the Fund's Class B shares, including, without limitation, payments to brokers at the time of the sale of Class B shares, if applicable, continuing fees to each such broker, which fee shall begin to accrue immediately after the sale of such shares, and accruals for interest. The Tocqueville Fund paid $33,888 , $73,157 and $80,011 in distribution expenses for Class A Shares for the years ended October 31, 1993 , 1994, and 1995, respectively. The Asia-Pacific Fund paid $401, $37, and $0 in distribution expenses for Class A Shares for the years ended October 31, 1993 , 1994, and 1995, respectively. The Europe Fund and Small Cap Fund did not pay distribution expenses for Class A Shares during the period August 1, 1994 to October 31, 1994 and the fiscal year ended Octover 31, 1995. The Tocqueville Government Fund also did not pay distribution expenses for Class A Shares for the period from August 14, 1995 to October 31, 1995. The Tocqueville Fund, Small Cap Fund, Asia-Pacific Fund, Europe Fund, and Government Fund did not pay distribution expenses for Class B Shares for the period from August 14, 1995 to October 31, 1995.

           As of October 31, 1995 The Tocqueville Fund, Small Cap Fund, Asia-Pacific Fund, Europe Fund, and Government Fund had $59,065, $62,300, $58,702, $52,487, and $8,110, respectively, or unreimbursed distribution expenses for Class A Shares and $0, $0, $0, $0, and $0, respectively of unreimbursed distribution expenses for Class B shares.


            In approving the Plans in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the Qualified Trustees) considered various factors and determined that there is a reasonable likelihood that each Plan will benefit its Fund and its shareholders. Each Plan will continue in effect from year to year if specifically approved annually (a) by the majority of such Fund's outstanding voting shares or by the Board of Trustees and (b) by the vote of a majority of the Qualified Trustees. While the Plans remain in effect, each Fund's Principal Financial Officer shall prepare and furnish to the Board of Trustees a written report setting forth the amounts spent by each Fund under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to each of the Plans must be approved by the Board of Trustees and by the Qualified Trustees cast in person at a meeting called specifically for that purpose. While the Plans are in effect, the selection and nomination of the Qualified Trustees shall be made by those Qualified Trustees then in office.


                          ADMINISTRATIVE SERVICES PLAN

      Tocqueville Securities supervises administration of the Fund pursuant to an Administrative Services Agreement with the Fund. Under the Administrative Services Agreement, Tocqueville Securities supervises the administration of all aspects of the Fund's operations, including the Fund's receipt of services for which the Fund is obligated to pay, provides the Fund with general office facilities and provides, at the Fund's expense, the services of persons necessary to perform such supervisory, administrative and clerical functions as are needed to effectively operate the Fund. Those persons, as well as certain employees and Trustees of the Fund, may be directors, officers or employees of (and persons providing services to the Fund may include) Tocqueville Securities and its affiliates. For these services and facilities, Tocqueville Securities receives with respect to the Fund a fee computed and paid monthly at an annual rate of 0.15% of the average daily net assets of the Fund.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

           Subject to the supervision of the Board of Trustees, decisions to buy and sell securities for each Fund are made by the Investment Advisor. The Investment Advisor is authorized to allocate the orders placed by it on behalf of a Fund to such unaffiliated brokers who also provide research or statistical material, or other services to the Fund or the Investment Advisor for the Fund's use. Such allocation shall be in such amounts and proportions as the Investment Advisor shall determine and the Investment Advisor will report on said allocations regularly to the Board of Trustees indicating the unaffiliated brokers to whom such allocations have been made and the basis therefor. In addition, the Investment Advisor may consider sales of shares of each Fund and of any other funds advised or managed by the Investment Advisor as a factor in the selection of unaffiliated brokers to execute portfolio transactions for each Fund, subject to the requirements of best execution.


         In selecting a broker to execute each particular transaction, the Investment Advisor will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and, the value of the expected contribution of the broker to the investment performance of the Funds on a continuing basis. Accordingly, the cost of the brokerage commissions to a Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Board of Trustees may determine, the Investment Advisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused a Fund to pay an unaffiliated broker that provides research services to the Investment Advisor for each Fund's use an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting the transaction, if the Investment Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction of the Investment Advisor's ongoing responsibilities with respect to the Funds. For the fiscal year ended October 31, 1994, The Tocqueville Fund, Small Cap Fund, Asia-Pacific Fund, and Europe Fund paid total brokerage commissions on portfolio transactions in the amount of $84,586, $25,057, $83,423 and $1,116, respectively, and for the fiscal year ended October 31, 1995, The Tocqueville Fund, Small Cap Fund, Asia-Pacific Fund, Europe Fund, and Government Fund paid total brokerage commissions on portfolio transactions in the amount of $71,728, $71,128, $26,286, $39,142, and $7,913, respectively.



                            ALLOCATION OF INVESTMENTS

           The Investment Advisor has other advisory clients which include individuals, trusts, pension and profit sharing funds, some of which have similar investment objectives to the Funds. As such, there will be times when the Investment Advisor may recommend purchases and/or sales of the same portfolio securities for each Fund and its other clients. In such circumstances, it will be the policy of the Investment Advisor to allocate purchases and sales among the Funds and its other clients in a manner which the Investment Advisor deems equitable, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. Simultaneous transactions may have an adverse effect upon the price or volume of a security purchased by each Fund.

                         COMPUTATION OF NET ASSET VALUE

           Each Fund will determine the net asset value of its shares once daily as of the close of trading on the New York Stock Exchange on each day that the Exchange is open for business. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund may make or cause to be made a more frequent determination of the net asset value and offering price, which determination shall reasonably reflect any material changes in the value of securities and other assets held by a Fund from the immediately preceding determination of net asset value. The net asset value is determined by dividing the market value of a Fund's investments as of the close of trading plus any cash or other assets (including dividends receivable and accrued interest) less all liabilities (including accrued expenses) by the number of the Fund's shares outstanding. Securities traded on the New York Stock Exchange or the American Stock Exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available price. Securities sold short "against the box" will be valued at market as determined above; however, in instances where a Fund has sold securities short against a long position in the issuer's convertible securities, for the purpose of valuation, the securities in the short position will be valued at the "asked" price rather than the mean of the last "bid" and "asked" prices. Investments in gold bullion will be valued at their respective fair market values determined on the basis of the mean between the last current bid and asked prices based on dealer or exchanges quotations. Where there are no readily available quotations for securities they will be valued at a fair value as determined by the Board of Trustees acting in good faith.


                        PURCHASE AND REDEMPTION OF SHARES

           A complete description of the manner by a which a Fund's shares may be purchased and redeemed, including discussions concerning the front-end sales load on Class A shares and contingent deferred sales charge on Class B shares, appears in the Prospectus under the headings "Purchase of Shares" and "Redemption of Shares" respectively.


                                   TAX MATTERS

           The following is only a summary of certain additional tax considerations generally affecting each Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.


Qualification as a Regulated Investment Company

           Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

           In addition to satisfying the Distribution Requirement, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forwards, will not in any event be characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, a Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose. Interest (including original issue discount) received by a Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

           In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless a Fund elects otherwise), will generally be treated as ordinary income or loss.

           In general, for purposes of determining whether capital gain or loss recognized by the Asia-Pacific Fund or the Europe Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of may be reduced only in the case of clause (1) above. In addition, the Asia-Pacific Fund or the Europe Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

           Any gain recognized by the Asia-Pacific Fund or the Europe Fund on the lapse of, or any gain or loss recognized by the Asia-Pacific Fund or the Europe Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of an option written by a Fund will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, a Fund may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

           Transactions that may be engaged in by the Asia-Pacific Fund and the Europe Fund (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts."
Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that was previously recognized upon the termination of
Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts. The IRS has held in several private rulings (and Treasury Regulations now provide) that gains arising from Section 1256 contracts will be treated for purposes of the Short-Short Gain Test as being derived from securities held for not less than three months if the gains arise as a result of a constructive sale under Code Section 1256.

            The Asia-Pacific Fund and the Europe Fund may purchase securities of certain foreign investment funds or trusts which constitute passive foreign investment companies ("PFICs") for federal income tax purposes. If a Fund invests in a PFIC, it may elect to treat the PFIC as a qualifying electing fund (a "QEF") in which event the Fund will each year have ordinary income equal to its pro rata share of the PFIC's ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC's net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earning or capital gain from the PFIC. If the Fund does not (because it is unable to, chooses not to or otherwise) elect to treat the PFIC as a QEF, then in general (1) any gain recognized by the Fund upon sale or other disposition of its interest in the PFIC or any excess distribution received by the Fund from the PFIC will be allocated ratably over the Fund's holding period of its interest in the PFIC, (2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund's gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as an ordinary income dividend, but such portion will not be subject to tax at the Fund level), (3) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest tax rate (individual or corporate) in effect for such prior year plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received at the rates and methods applicable to underpayments of tax for such period, and
(4) the distribution by the Fund to shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will again be taxable to the shareholders as an ordinary income dividend.

           Under recently proposed Treasury Regulations the Asia-Pacific Fund and the Europe Fund can elect to recognize as gain the excess, as of the last day of its taxable year, of the fair market value of each share of PFIC stock over the Fund's adjusted tax basis in that share ("mark to market gain"). Such mark to market gain will be included by the Fund as ordinary income, such gain will not be subject to the Short-Short Gain Test, and the Fund's holding period with respect to such PFIC stock commences on the first day of the next taxable year. If a Fund makes such election in the first taxable year it holds PFIC stock, the Fund will include ordinary income from any mark to market gain, if any, and will not incur the tax described in the previous paragraph.

           Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

           In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option.

           If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.


Excise Tax on Regulated Investment Companies

           A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

           For purposes of the excise tax, a regulated investment company shall:
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

           Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.


Fund Distributions

           Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes. Such dividends paid by the Tocqueville Fund and the Small Cap Fund will qualify for the 70% dividends-received deduction for corporate shareholders only to the extent discussed below. Such dividends paid by the Asia-Pacific Fund and the Europe Fund generally should not qualify for the 70% dividends-received deduction for corporate shareholders.

           A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by a Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only

50% of the capital gain recognized upon a Fund's disposition of domestic "small business" stock will be subject to tax.

           Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

           Ordinary income dividends paid by the Tocqueville Fund and the Small Cap Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations (other than corporations, such as S corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code Section 246(c)(3) and (4): (i) any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend and (ii) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-themoney or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of Code Section 246(b) which in general limits the dividends-received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends-received deduction and certain other items). Since an insignificant portion of the Asia-Pacific Fund and the Europe Fund will be invested in stock of domestic corporations, the ordinary dividends distributed by the Fund will not qualify for the dividends-received deduction for corporate shareholders.

           Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. In addition, under the Superfund Amendments and Reauthorization Act of 1986, a tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of a corporate taxpayer's AMTI (determined without regard to the deduction for this tax and the AMT net operating loss deduction) over $2 million. For purposes of the corporate AMT and the environmental superfund tax (which are discussed above), the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends-received deduction) in determining its adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

           Investment income that may be received by the Asia-Pacific Fund and the Europe Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle a Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of each Fund's assets to be invested in various countries is not known. If more than 50% of the value of a Fund's total assets at the close of its taxable year consist of the stock or securities of foreign corporations, a Fund may elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. If a Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from a Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credits.

           Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

           Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

           Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by a Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

           Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."


Sale or Redemption of Shares

           A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of a Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) (discussed above in connection with the dividends-received deduction for corporations) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

           If a shareholder (1) incurs a sales load in acquiring Class A shares of a Fund, (2) disposes of such shares less than 91 days after they are acquired and (3) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

Foreign Shareholders

           Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

           If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Furthermore, such a foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) on the gross income resulting from the Asia-Pacific Fund's or the Europe Fund's election to treat any foreign taxes paid by it as paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes which it is treated as having paid. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

           If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

           In the case of foreign noncorporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of its foreign status.

           The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

Effect of Future Legislation; Local Tax Considerations

           The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

           Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above.

Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.


                             PERFORMANCE CALCULATION

           For purposes of quoting and comparing the performance of each Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under rules promulgated by the Securities and Exchange Commission ("SEC"), a fund's advertising performance must include total return quotations calculated according to the following formula:

           P(1 + T)^n   =  ERV
           Where:          P = a hypothetical initial payment of $1,000
                           T = average annual total return
                           n = number of years (1, 5 or 10)
                 ERV    = ending  redeemable  value of a hypothetical  $1,000
                        payment, made at the beginning of the 1,5 or 10 year period, at the end of such period (or fractional portion thereof.)

           Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5 and 10 year periods of a Fund's existence or such shorter period dating from the effectiveness of the Fund's Registration Statement. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any recurring account charges that might in the future be imposed by a Fund would be included at that time.

           In addition to the total return quotations discussed above, a Fund may advertise its yield based on a 30-day (or one month) period ended on the date of the most recent balance sheet included in the Fund's Post-Effective Amendment to its Registration Statement, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


                YIELD =   2[( a - b  + 1)^6 - 1]
                              -----
                              cd

     Where:  a = dividends and interest earned during the period.
             b = expenses accrued for the period (net of reimbursements).
             c = the  average  daily  number of shares  outstanding  during  the period that were entitled to receive dividends.
             d = the  maximum  offering  price  per share on the last day of the period.

           Under this formula, interest earned on debt obligations for purposes of "all above, is calculated by (1) computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (2) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Fund's portfolio (assuming a month of 30 days) and (3) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the 30-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated
dividend rate of a security each day that the security is in the Fund's portfolio. For purposes of "b" above, Rule 12b-1 expenses are included among the expenses accrued for the period. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

           Any quotation of performance stated in terms of yield will be given no greater prominence than the information prescribed under the SEC's rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


         Calculated pursuant to the SEC's formula and assuming an ending redeemable value of an initial $1,000 investment, The Tocqueville Fund's Class A total return for the 1 year, 5 year and since inception periods ended October 31, 1995 was 16.01%, 15.89%, and 10.81%, respectively; the Class A total return for the Asia-Pacific Fund for the 1 year and since inception periods ended October 31, 1995 was -11.63% and 4.79; the total return for the Europe Fund for the 1 year and since inception periods ended October 31, 1995 was 8.08% and 6.59%; the Class A total return for the Small Cap Fund for the 1 year and since inception periods ended October 31, 1995 was 19.22% and 17.12%; and the Class A total return for the Government Fund for the since inception period to October 31, 1995 was 0.968%. For the 30 day period ended on the date of the most recent balance sheet included in this registration statement, the Government Fund's yield was 3.46% for Class A shares and 3.07% for Class B shares, respectively. For the period from August 14, 1995 to October 31, 1995, the total return of the
  Fund, Class B, was -4.56%, the total return of the Tocqueville Asia-Pacific Fund, Class B, was - 3.42%, the total return of the Tocqueville Europe Fund, Class B, was -1.10%, the total return of the Tocqueville Small Cap Value Fund, Class B, was -3,89%, and the total return of the Tocqueville Government Fund, Class B, was 1.14%.



                               GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES OF THE TRUST


           The Trust was organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts. The Trust's Declaration of Trust filed September 17, 1986, permits the Trustees to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share in the Trust in an unlimited number of series of shares. The Trust consists of five series, The Tocqueville Fund, The Tocqueville Small Cap Value Fund, The Tocqueville Asia-Pacific Fund, The Tocqueville Europe Fund and The Tocqueville Government Fund. On August 19, 1991, the Declaration of Trust was amended to change the name of the Trust to "The Tocqueville Trust," and on August 4 , 1995, the Declaration of Trust was amended to permit the division of a series into classes of shares. Each share of beneficial interest has one vote and shares equally in dividends and distributions when and if declared by a Fund and in the Fund's net assets upon liquidation. All shares, when issued, are fully paid and nonassessable. There are no preemptive, conversion or exchange rights. Fund shares do not have cumulative voting rights and, as such, holders of at least 50% of the shares voting for Trustees can elect all Trustees and the remaining shareholders would not be able to elect any Trustees. The Board of Trustees may classify or reclassify any unissued shares of the Trust into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. Shareholders of each series as created will vote as a series to change, among other things, of a fundamental policy of each Fund and to approve the Investment Advisory Agreement and Distribution Plan.


           The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment.

           Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

PRINCIPAL HOLDERS


         As February 1, 1996, the following shareholders each beneficially owned 5% or more of a Fund's shares:


         (1) The  Tocqueville  Europe Fund -

         (2) The  Tocqueville  Asia-Pacific  Fund -

         (3) The  Tocqueville  Small Cap Value Fund - ;and

         (4) The Tocqueville Government Fund -

The address of the above shareholders is c/o The Tocqueville Trust, 1675 Broadway, New York, NY 10019.


                                     REPORTS

           Shareholders receive reports at least semi-annually showing each Fund's holdings and other information. In addition, shareholders receive financial statements examined by the Trust's independent accountants.


                              FINANCIAL STATEMENTS


           The Financial Statements for each Fund for the fiscal year ended October 31, 1995 are incorporated by reference from the Annual Reports to Shareholders dated October 31, 1995.

PART C.  OTHER INFORMATION
--------------------------

ITEM 24.        Financial Statements and Exhibits
                (a)   Financial statements.

                      In Part A:        None.

                      In Part B:        None.

                      In Part C:        Audited   Statements   of   Assets   and
                                        Liabilities as of October 31, 1995.

                (b)   Exhibits

                      EX-99.B1.         (a)    Agreement  and   Declaration   of
                                               Trust of Registrant.(1)

                                        (b)    Amendment  to the  Agreement  and
                                               Declaration     of    Trust    of
                                               Registrant    dated   August   4,
                                               1995.(5)

                      EX-99.B2.         By-laws of Registrant.(1)

                      EX-99.B3.         None.

                      EX-99.B4.         Specimen   certificate   for  shares  of
                                        beneficial interest of Registrant.(2)

                      EX-99.B5.         (a)    Investment   Advisory   Agreement
                                               between  Registrant  on behalf of
                                               The    Tocqueville    Fund    and
                                               Tocqueville    Asset   Management
                                               L.P.(3)


--------------------

(1)Previously filed in the Fund's Registration Statement on September 15, 1986.
(2)Previously filed in Pre-Effective Amendment No. 1 on December 2, 1986.
(3)Previously filed in Post-Effective Amendment No. 4 on December 29, 1989.
(4)Previously filed in Post-Effective Amendment No. 13 on July 19, 1995.
(5)Filed herewith.

                                        (b)    Investment   Advisory   Agreement
                                               between  Registrant  on behalf of
                                               The Tocqueville Asia-Pacific Fund
                                               and Tocqueville  Asset Management
                                               L.P.(5)

                                        (c)    Investment   Advisory   Agreement
                                               between  Registrant  on behalf of
                                               The  Tocqueville  Europe Fund and
                                               The Tocqueville  Asset Management
                                               L.P.(5)

                                        (d)    Investment   Advisory   Agreement
                                               between  Registrant  on behalf of
                                               The  Tocqueville  Small Cap Value
                                               Fund   and   Tocqueville    Asset
                                               Management L.P.(5)

                                        (e)    Investment   Advisory   Agreement
                                               Between  Registrant  on behalf of
                                               The  Tocqueville  Government Fund
                                               and Tocqueville  Asset Management
                                               L.P. (5)

                      EX-99.B6.         Distribution      Agreement      between
                                        Registrant  and  Tocqueville  Securities
                                        L.P.(5)

                      EX-99.B7.         None.

                      EX-99.B8.         Custodian and Transfer Agency Agreements
                                        between Registrant and State Street Bank and Trust Company.(2)

                      EX-99.B9.         Administration     Agreement     between
                                        Registrant   and    Tocqueville    Asset
                                        Management L.P.(5)

                      EX-99.B10.        Consent  of  Kramer,  Levin,   Naftalis,
                                        Nessen, Kamin & Frankel, Counsel for the
                                        Registrant.(5)

                      EX-99.B11.        Consent  of  McGladrey  &  Pullen,  LLP,
                                        independent    accountants    for    the
                                        Registrant.(5)

                      EX-99.B12.        (a)    The   Tocqueville   Fund   Annual
                                               Report  to  Shareholders  for the
                                               year  ended   October  31,  1995,
                                               including     the    Report    of
                                               Independent    Certified   Public
                                               Accountants.(5)

                                        (b)    The Tocqueville Asia-Pacific Fund
                                               Annual Report to Shareholders for
                                               the year ended  October 31, 1995,
                                               including     the    Report    of
                                               Independent    Certified   Public
                                               Accountants.(5)

                                        (c)    The   Tocqueville   Europe   Fund
                                               Annual Report to Shareholders for
                                               the year ended  October 31, 1995,
                                               including     the    Report    of
                                               Independent    Certified   Public
                                               Accountants.(5)

                                        (d)    The  Tocqueville  Small Cap Value
                                               Fund     Annual     Report     to
                                               Shareholders  for the year  ended
                                               October 31, 1995,  including  the
                                               Report of  Independent  Certified
                                               Public Accountants.(5)

                                        (e)    The  Tocqueville  Government Fund
                                               Annual Report to Shareholders for
                                               the year ended  October 31, 1995,
                                               including     the    Report    of
                                               Independent    Certified   Public
                                               Accountants.(5)

                      EX-99.B13.        Certificate    re:   initial    $100,000
                                        capital.(2)

                      EX-99.B14.        None.

                      EX-99.B15.        (a)    Rule  12b-1  Plan for the Class A
                                               shares of The  Tocqueville  Fund,
                                               as amended.(5)

                                        (b)    Rule  12b-1  Plan for the Class B
                                               shares    of   The    Tocqueville
                                               Fund.(5)

                                        (c)    Rule  12b-1  Plan for the Class A
                                               shares    of   The    Tocqueville
                                               Asia-Pacific Fund, as amended.(5)

                                        (d)    Rule  12b-1  Plan for the Class B
                                               shares    of   The    Tocqueville
                                               Asia-Pacific Fund.(5)

                                        (e)    Rule  12b-1  Plan for the Class A
                                               shares of The Tocqueville  Europe
                                               Fund.(5)

                                        (f)    Rule  12b-1  Plan for the Class B
                                               shares of The Tocqueville  Europe
                                               Fund.(5)

                                        (g)    Rule  12b-1  Plan for the Class A
                                               shares of The  Tocqueville  Small
                                               Cap Value Fund.(5)

                                        (h)    Rule  12b-1  Plan for the Class B
                                               shares of The  Tocqueville  Small
                                               Cap Value Fund.(5)

                                        (i)    Rule  12b-1  Plan for the Class A
                                               Shares    of   The    Tocqueville
                                               Government Fund.(5)

                                        (j)    Rule  12b-1  Plan for the Class B
                                               shares    of   The    Tocqueville
                                               Government Fund.(5)

                      EX-99.B16.        Schedule for  computation of performance
                                        quotation.(4)

                      EX-27.B17.        (a)    Financial  Data  Schedule  -  The
                                               Tocqueville Fund - Class A.(5)

                                        (b)    Financial  Data  Schedule  -  The
                                               Tocqueville Fund - Class B.(5)

                                        (c)    Financial  Data  Schedule  -  The
                                               Tocqueville  Asia-Pacific  Fund -
                                               Class A.(5)

                                        (d)    Financial  Data  Schedule  -  The
                                               Tocqueville  Asia-Pacific  Fund -
                                               Class B.(5)

                                        (e)    Financial  Data  Schedule  -  The
                                               Tocqueville  Europe  Fund - Class
                                               A.(5)

                                        (f)    Financial  Data  Schedule  -  The
                                               Tocqueville  Europe  Fund - Class
                                               B.(5)

                                        (g)    Financial  Data  Schedule  -  The
                                               Tocqueville  Small Cap Value Fund
                                               - Class A.(5)

                                        (h)    Financial  Data  Schedule  -  The
                                               Tocqueville  Small Cap Value Fund
                                               - Class B.(5)

                                        (i)    Financial  Data  Schedule  -  The
                                               Tocqueville   Government  Fund  -
                                               Class A.(5)

                                        (j)    Financial  Data  Schedule  -  The
                                               Tocqueville   Government  Fund  -
                                               Class B.(5)

                      EX-99.B18.        Rule  18f-3  Plan  for  The  Tocqueville
                                        Trust.(4)

ITEM 25.        Persons Controlled By or Under Common Control with Registrant

                None


ITEM 26.        Number of Holders of Securities


                                                Number of Record Holders
Title of Series                                 as of  February 1, 1996
---------------                                 ------------------------

Shares of beneficial interest
The Tocqueville Fund                                        458
The Tocqueville Asia-Pacific Fund                           117
The Tocqueville Europe Fund                                  57

The Tocqueville Small Cap Value Fund                        106
The Tocqueville Government Fund                              58
         ($.01 par value)


ITEM 27.        Indemnification

                Article VIII of the Registrant's Declaration of Trust provides as follows:

         The Trust shall indemnify each of its Trustees, officers (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matter to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

         Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (1) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.        Business and Other Connections of Investment Adviser

                None.

ITEM 29.        Principal Underwriters

                (a)  None.
                (b) The following information is furnished with respect to the officers and Partners of Tocqueville Securities L.P., the Registrant's principal underwriter. The business address for all persons listed below is 1675 Broadway, New York, New York 10019.


                                    Positions and            Positions and
Name and Principal                  Offices with             Offices
Business Address                    Principal Underwriters   with Registrant
------------------                  ----------------------   ---------------
Tocqueville Management Corp.        General Partner          None
1675 Broadway
New York, New York  10018

Tocqueville Asset Management L.P.   Limited Partner          Investment Adviser
1675 Broadway
New York, New York  10018

                (c) Not Applicable. The Registrant's principal underwriter is an affiliated person of the Registrant.

ITEM 30.        Location of Accounts and Records

                As required by Section 31(a) of the Investment Company Act of 1940, the accounts, books or other documents relating to each of The Tocqueville Fund's, The Tocqueville Asia-Pacific Fund's, The Tocqueville Europe Fund's, The Tocqueville Small Cap Value Fund's, and The Tocqueville Government Fund's budget and accruals will be kept by Tocqueville Asset Management L.P., 1675 Broadway, New York, New York 10019. The accounts, books or other documents of each Fund relating to shareholder accounts and records and dividend disbursements will be kept by State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts.

ITEM 31.        Management Services

                There are no management-related service contracts not discussed in Parts A and B.

ITEM 32.        Undertakings

                (1) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees if requested to do so by the holders of at least 10% of the Registrant's outstanding voting securities, and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                (2)  Registrant  undertakes  to  furnish  each  person to whom a prospectus relating to The Tocqueville Fund, The Tocqueville Asia-Pacific Fund, The Tocqueville Europe Fund, The Tocqueville Small Cap Value Fund, The Tocqueville Government Fund is delivered, a copy of a Fund's latest annual report to shareholders which will include the information required by Item 5A, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has certified that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on this 26th day of February, 1996.

                                             THE TOCQUEVILLE TRUST


                                             By:  /s/Francois D. Sicart
                                                  ---------------------
                                                  Francois D. Sicart
                                                  Principal Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                            Title                         Date
---------                            -----                         ----

/s/Francois D. Sicart      Principal Executive Officer      February 26, 1996
---------------------      and Trustee
Francois D. Sicart


---------------------      Trustee
Bernard F. Combemale


---------------------      Trustee
James B. Flaherty


/s/ Inge Heckel            Trustee                          February 26, 1996
---------------------
Inge Heckel


/s/Robert Kleinschmidt     President, Principal Operating   February 26, 1996
----------------------     Officer and Trustee
Robert Kleinschmidt


/s/Francois Letaconnoux    Trustee                          February 26, 1996
-----------------------
Francois Letaconnoux


/s/Kieran Lyons            Vice President and Principal     February 26, 1996
-----------------------    Financial Officer
Kieran Lyons

                                INDEX TO EXHIBITS


Exhibit                    Caption


EX-99.B1.(b)               Amendment ot Declaration of Trust

EX-99.B5.(b)               Investment  Advisory  Contract  for  The  Tocqueville
                           Asia-Pacific Fund.

EX-99.B5.(c)               Investment  Advisory  Contract  for  The  Tocqueville
                           Europe Fund.

EX-99.B5.(d)               Investment  Advisory  Contract  for  The  Tocqueville
                           Small Cap Value Fund.

EX-99.B5.(e)               Investment  Advisory  Contract  for  The  Tocqueville
                           Government Fund.

EX-99.B6.                  Distribution Agreement for Registrant.

EX-99.B9.                  Administration Agreement for Registrant.

EX-99.B10.                 Consent of Kramer, Levin,  Naftalis,  Nessen, Kamin &
                           Frankel, counsel for Registrant.

EX-99.B11.                 Consent   of   McGladrey   &   Pullen,    independent
                           accountants for the Registrant.

EX-99.B12.(a)              The Tocqueville Fund audited financial statements for
                           the period ended October 31, 1995.

EX-99.B12.(b)              The Tocqueville  Asia-Pacific  Fund audited financial
                           statements for the period ended October 31, 1995.

EX-99.B12.(c)              The   Tocqueville   Europe  Fund  audited   financial
                           statements for the period ended October 31, 1995.

EX-99.B12.(d)              The   Tocqueville   Small  Cap  Value  Fund   audited
                           financial statements for the period ended October 31, 1995.

EX-99.B12.(e)              The  Tocqueville  Government  Fund audited  financial
                           statements for the period ended October 31, 1995.

EX-99.B15.(a)              Rule  12b-1  Plan  for  the  Class  A  shares  of The
                           Tocqueville Fund.

EX-99.B15.(b)              Rule  12b-1  Plan  for  the  Class  B  shares  of The
                           Tocqueville Fund.




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EX-99.B15.(c)              Rule  12b-1  Plan  for  the  Class  A  shares  of The
                           Tocqueville Asia-Pacific Fund.

EX-99.B15.(d)              Rule  12b-1  Plan  for  the  Class  B  shares  of The
                           Tocqueville Asia-Pacific Fund.

EX-99.B15.(e)              Rule  12b-1  Plan  for  the  Class  A  shares  of The
                           Tocqueville Europe Fund.

EX-99.B15.(f)              Rule  12b-1  Plan  for  the  Class  B  shares  of The
                           Tocqueville Europe Fund.

EX-99.B15.(g)              Rule  12b-1  Plan  for  the  Class  A  shares  of The
                           Tocqueville Small Cap Value Fund.

EX-99.B15.(h)              Rule  12b-1  Plan  for  the  Class  B  shares  of The
                           Tocqueville Small Cap Value Fund.

EX-99.B15.(i)              Rule  12b-1  Plan  for  the  Class  A  shares  of The
                           Tocqueville Government Fund.

EX-99.B15.(j)              Rule  12b-1  Plan  for  the  Class  B  shares  of The
                           Tocqueville Government Fund.

EX-27.B17.(a)              Financial  Data  Schedule  - The  Tocqueville  Fund -
                           Class A shares.

EX-27.B17.(b)              Financial  Data  Schedule  - The  Tocqueville  Fund -
                           Class B shares.

EX-27.B17.(c)              Financial    Data   Schedule   -   The    Tocqueville
                           Asia-Pacific Fund - Class A shares.

EX-27.B17.(d)              Financial    Data   Schedule   -   The    Tocqueville
                           Asia-Pacific Fund - Class B shares.

EX-27.B17.(e)              Financial Data Schedule - The Tocqueville Europe Fund
                           - Class A shares.

EX-27.B17.(f)              Financial Data Schedule - The Tocqueville Europe Fund
                           - Class B shares.

EX-27.B17.(g)              Financial Data Schedule - The  Tocqueville  Small Cap
                           Value Fund - Class A shares.




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EX-27.B17.(h)              Financial Data Schedule - The  Tocqueville  Small Cap
                           Value Fund - Class B shares.

EX-27.B17.(i)              Financial Data Schedule - The Tocqueville  Government
                           Fund - Class A shares.

EX-27.B17.(j)              Financial Data Schedule - The Tocqueville  Government
                           Fund - Class B shares.